UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07917

Wilshire Variable Insurance Trust
(Exact name of registrant as specified in charter)

Wilshire Associates Incorporated
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085
 (Address of principal executive offices) (Zip code)

Lawrence Davanzo, President
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 310-260-6639

Date of fiscal year end: December 31, 2010

Date of reporting period: September 30, 2010

Item 1.	Schedule of Investments

Wilshire Variable Insurance Trust Balanced Fund Schedule of Investments	September 30, 2010 (Unaudited)

Shares		Value

INVESTMENTS IN UNDERLYING FUNDS - 99.8%
12,003,407	Wilshire Large Cap Core 130/30 Fund*†	$88,585,142
5,945,336	Wilshire Variable Insurance Trust Income Fund*	75,149,052

Total Investments in Underlying Funds
(Cost $153,409,439) ‡	163,734,194

Other Assets & Liabilities, Net - 0.2%	331,560

NET ASSETS - 100.0%	$164,065,754

*	Affiliated Fund

†
The Fund’s investment in the Wilshire Large Cap Core 130/30 Fund represents greater than 50% of the Fund’s total investments.  The Wilshire Large Cap Core 130/30 Fund seeks capital appreciation.  For further information, available upon request at no charge, on the Wilshire Large Cap Core 130/30 Fund please go to the Wilshire Mutual Funds website at http://www.wilfunds.com.

‡
At September 30, 2010, the tax basis cost of the Fund's investments was $153,411,324 and the unrealized appreciation and depreciation were $10,621,076 and $(298,206), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

As of September 30, 2010, all of the Fund’s investments in underlying funds were considered Level 1.

For the period ended September 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

Wilshire Variable Insurance Trust Equity Fund Schedule of Investments	September 30, 2010 (Unaudited)

Shares		Value

COMMON STOCK — 54.5%
Consumer Discretionary — 6.8%
2,595	Advance Auto Parts, Inc.	$152,275
952	Aeropostale, Inc. †	22,134
363	AutoZone, Inc. †	83,094
7,052	Best Buy Co., Inc.	287,933
2,997	Big Lots, Inc. †	99,650
4,946	Coach, Inc.	212,480
41,449	Comcast Corp. Special, Class A	749,398
5,243	Darden Restaurants, Inc.	224,296
16,349	DIRECTV, Class A †	680,609
3,358	Dollar Tree, Inc. †	163,736
5,034	Family Dollar Stores, Inc.	222,301
77,026	Ford Motor Co. †	942,798
5,691	GameStop Corp., Class A †	112,170
2,141	Gannett Co., Inc.	26,184
14,964	Gap, Inc. (The)	278,929
1,549	Genuine Parts Co.	69,070
210	Goodyear Tire & Rubber Co. (The) †	2,257
6,803	Harley-Davidson, Inc.	193,478
18,247	Interpublic Group of Cos., Inc. (The) †	183,017
31,784	Johnson Controls, Inc.	969,412
1,176	Kohl's Corp. †	61,952
963	Leggett & Platt, Inc.	21,918
43,400	Lowe's Cos., Inc.	967,386
3,878	Ltd. Brands, Inc.	103,853
21,800	Macy's, Inc.	503,362
2,848	McDonald's Corp.	212,204
7,177	NIKE, Inc., Class B	575,165
7,635	Omnicom Group, Inc.	301,430
952	Panera Bread Co., Class A †	84,357
2,461	PetSmart, Inc.	86,135
4,567	Ross Stores, Inc.	249,450
1,211	Sears Holdings Corp. †	87,362
32,635	Staples, Inc.	682,724
11,484	Starbucks Corp.	293,761
24,151	Target Corp.	1,290,629
9,552	Time Warner Cable, Inc., Class A	515,713
11,853	TJX Cos., Inc.	528,999
13,223	Toll Brothers, Inc. †	251,501
1,386	VF Corp.	112,294
3,670	Walt Disney Co. (The)	121,514
225	Washington Post Co. (The), Class B	89,867
2,797	Whirlpool Corp.	226,445
3,222	Williams-Sonoma, Inc.	102,137
298	Wynn Resorts, Ltd.	25,857
		13,171,236
Consumer Staples — 4.6%
1,081	BJ's Wholesale Club, Inc. †	44,861
10,533	Coca-Cola Co. (The)	616,391
8,088	Coca-Cola Enterprises, Inc.	250,728
16,608	ConAgra Foods, Inc.	364,379
2,228	Corn Products International, Inc.	83,550
9,797	Costco Wholesale Corp.	631,809
21,356	Dr. Pepper Snapple Group, Inc.	758,565
710	Energizer Holdings, Inc. †	47,733
4,456	Estee Lauder Cos., Inc. (The), Class A	281,753
720	Hansen Natural Corp. †	33,567
1,000	Kellogg Co.	50,510
21,332	Kraft Foods, Inc., Class A	658,305
22,099	Kroger Co. (The)	478,664
7,053	Nestle SA ADR	376,842
17,723	PepsiCo, Inc.	1,177,516
11,285	Philip Morris International, Inc.	632,185

Shares		Value

Consumer Staples (continued)
15,548	Procter & Gamble Co. (The)	$932,414
556	Ralcorp Holdings, Inc. †	32,515
14,480	Safeway, Inc.	306,397
24,641	Sara Lee Corp.	330,929
11,378	Tyson Foods, Inc., Class A	182,276
13,205	Wal-Mart Stores, Inc.	706,732
		8,978,621
Energy — 6.2%
6,362	Anadarko Petroleum Corp.	362,952
6,579	Chesapeake Energy Corp.	149,014
19,847	Chevron Corp.	1,608,599
1,949	Cimarex Energy Co.	128,985
17,895	ConocoPhillips	1,027,710
1,038	Devon Energy Corp.	67,200
3,700	Ensco PLC ADR	165,501
57,646	Exxon Mobil Corp.	3,561,946
32,329	Halliburton Co.	1,069,120
8,238	Hess Corp.	487,031
16,693	Marathon Oil Corp.	552,538
7,138	Murphy Oil Corp.	441,985
2,614	Newfield Exploration Co. †	150,148
2,367	Occidental Petroleum Corp.	185,336
1,102	Oceaneering International, Inc. †	59,354
5,721	QEP Resources, Inc.	172,431
19,983	Schlumberger, Ltd.	1,231,152
4,493	Sunoco, Inc.	163,995
1,140	Tesoro Corp.	15,231
21,084	Valero Energy Corp.	369,181
		11,969,409
Financials — 7.9%
9,411	ACE, Ltd.	548,191
1,304	American Express Co.	54,807
2,012	American Financial Group, Inc.	61,527
1,423	Assurant, Inc.	57,916
169,436	Bank of America Corp.	2,221,306
23,709	Bank of New York Mellon Corp. (The)	619,516
7,645	Berkshire Hathaway, Inc., Class B †	632,089
6,802	CB Richard Ellis Group, Inc., Class A †	124,341
47,400	Charles Schwab Corp. (The)	658,860
15,307	Chubb Corp.	872,346
74,518	Citigroup, Inc. †	290,620
637	Cullen/Frost Bankers, Inc.	34,315
20,270	Discover Financial Services	338,104
114	Fidelity National Financial, Inc., Class A	1,791
9,646	Fifth Third Bancorp	116,041
2,167	Goldman Sachs Group, Inc. (The)	313,305
16,308	Hartford Financial Services Group, Inc.	374,268
315	HCC Insurance Holdings, Inc.	8,218
13,600	Invesco, Ltd.	288,728
852	Jones Lang LaSalle, Inc.	73,502
59,117	JPMorgan Chase & Co.	2,250,584
945	M&T Bank Corp.	77,310
16,553	MetLife, Inc.	636,463
23,200	Morgan Stanley	572,576
9,014	Northern Trust Corp.	434,835
6,805	PNC Financial Services Group, Inc.	353,248
11,917	Principal Financial Group, Inc.	308,889
789	Progressive Corp. (The)	16,466
10,186	Prudential Financial, Inc.	551,877
93	Reinsurance Group of America, Inc., Class A	4,491
1,745	State Street Corp.	65,717
19,199	Travelers Cos., Inc. (The)	1,000,268

Wilshire Variable Insurance Trust Equity Fund Schedule of Investments	September 30, 2010 (Unaudited)

Shares		Value

Financials (continued)
3,871	Unum Group	$85,743
52,867	Wells Fargo & Co.	1,328,548
		15,376,806
Health Care — 6.2%
16,048	Abbott Laboratories	838,347
3,467	Aetna, Inc.	109,592
10,526	AmerisourceBergen Corp., Class A	322,727
15,589	Amgen, Inc. †	859,110
607	Becton Dickinson and Co.	44,979
13,810	Bristol-Myers Squibb Co.	374,389
13,493	Cardinal Health, Inc.	445,809
6,640	CareFusion Corp. †	164,938
2,800	Cephalon, Inc. †	174,832
246	Covance, Inc. †	11,510
17,987	Eli Lilly & Co.	657,065
3,441	Endo Pharmaceuticals Holdings, Inc. †	114,379
6,340	Express Scripts, Inc., Class A †	308,758
7,305	Forest Laboratories, Inc. †	225,944
2,940	Health Net, Inc. †	79,939
6,343	Humana, Inc. †	318,672
29,163	Johnson & Johnson	1,806,939
600	Kinetic Concepts, Inc. †	21,948
8,480	King Pharmaceuticals, Inc. †	84,461
271	Lincare Holdings, Inc.	6,800
7,976	McKesson Corp.	492,757
32,909	Merck & Co., Inc.	1,211,380
92,168	Pfizer, Inc.	1,582,525
3,347	Pharmaceutical Product Development, Inc.	82,972
3,388	Stryker Corp.	169,569
9,800	Teva Pharmaceutical Industries, Ltd. ADR	516,950
3,710	Thermo Fisher Scientific, Inc. †	177,635
16,912	UnitedHealth Group, Inc.	593,780
4,841	Zimmer Holdings, Inc. †	253,329
		12,052,035
Industrials — 5.7%
2,010	3M Co.	174,287
24,000	ABB, Ltd. ADR	506,880
2,752	AGCO Corp. †	107,355
416	AMETEK, Inc.	19,872
2,589	Avery Dennison Corp.	96,104
2,140	Boeing Co. (The)	142,396
505	Carlisle Cos., Inc.	15,125
6,673	Caterpillar, Inc.	525,032
3,228	Cintas Corp.	88,931
3,908	CSX Corp.	216,191
619	Cummins, Inc.	56,069
1,484	Deere & Co.	103,553
13,133	Emerson Electric Co.	691,584
6,842	FedEx Corp.	584,991
448	Gardner Denver, Inc.	24,049
70,622	General Electric Co.	1,147,607
11,338	Honeywell International, Inc.	498,192
1,776	Hubbell, Inc., Class B	90,132
888	JB Hunt Transport Services, Inc.	30,814
455	Joy Global, Inc.	31,996
1,945	Kansas City Southern †	72,762
3,220	KBR, Inc.	79,341
80	L-3 Communications Holdings, Inc., Class 3	5,782
592	Lincoln Electric Holdings, Inc.	34,229
652	Lockheed Martin Corp.	46,474

Shares		Value

Industrials (continued)
5,152	Norfolk Southern Corp.	$306,595
2,679	Oshkosh Corp. †	73,672
11,032	PACCAR, Inc.	531,191
2,746	Parker Hannifin Corp.	192,385
19,102	Raytheon Co.	873,152
1,144	Regal-Beloit Corp.	67,141
4,026	Republic Services, Inc., Class A	122,753
279	Rockwell Automation, Inc.	17,223
1,973	Ryder System, Inc.	84,385
2,503	Shaw Group, Inc. (The) †	84,001
211	Snap-On, Inc.	9,814
56,655	Southwest Airlines Co.	740,481
1,474	SPX Corp.	93,275
9,469	Textron, Inc.	194,683
2,356	Timken Co.	90,376
4,514	Tyco International, Ltd.	165,799
467	Union Pacific Corp.	38,201
16,150	United Parcel Service, Inc., Class B	1,077,044
1,640	United Technologies Corp.	116,817
895	URS Corp. †	33,992
544	Waste Connections, Inc. †	21,575
10,526	Waste Management, Inc.	376,199
2,311	WW Grainger, Inc.	275,263
		10,975,765
Information Technology — 11.2%
11,897	Advanced Micro Devices, Inc. †	84,588
3,702	Analog Devices, Inc.	116,169
2,136	AOL, Inc. †	52,866
815	Aon Hewitt LLC, Class A †	41,100
6,325	Apple, Inc. †	1,794,719
4,397	Applied Materials, Inc.	51,357
1,425	Autodesk, Inc. †	45,557
5,433	BMC Software, Inc. †	219,928
1,255	Broadridge Financial Solutions, Inc.	28,702
9,704	CA, Inc.	204,948
51,328	Cisco Systems, Inc. †	1,124,083
909	CommScope, Inc. †	21,580
2,110	Computer Sciences Corp.	97,060
2,800	Compuware Corp. †	23,884
42,333	Dell, Inc. †	548,636
5,841	eBay, Inc. †	142,520
85,683	EMC Corp. †	1,740,222
612	Global Payments, Inc.	26,249
3,732	Google, Inc., Class A †	1,962,248
4,843	Harris Corp.	214,496
26,254	Hewlett-Packard Co.	1,104,506
60,274	Intel Corp.	1,159,069
12,458	International Business Machines Corp.	1,671,116
11,407	Intuit, Inc. †	499,741
2,921	Lexmark International, Inc., Class A †	130,335
735	McAfee, Inc. †	34,736
30,081	Micron Technology, Inc. †	216,884
829	MICROS Systems, Inc. †	35,092
94,692	Microsoft Corp.	2,319,007
64,287	Motorola, Inc. †	548,368
63,001	Oracle Corp.	1,691,577
16,242	Paychex, Inc.	446,493
1,377	QLogic Corp. †	24,290
33,605	QUALCOMM, Inc.	1,516,258
8,572	SanDisk Corp. †	314,164
113	Solera Holdings, Inc.	4,990
21,701	Symantec Corp. †	329,204
4,396	Synopsys, Inc. †	108,889

Wilshire Variable Insurance Trust Equity Fund Schedule of Investments	September 30, 2010 (Unaudited)

Shares		Value

Information Technology (continued)
13,995	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	$141,909
14,373	Tellabs, Inc.	107,079
6,714	Teradyne, Inc. †	74,794
2,946	Total System Services, Inc.	44,897
4,535	VeriSign, Inc. †	143,941
3,194	Western Digital Corp. †	90,677
20,511	Western Union Co. (The)	362,429
13,077	Xerox Corp.	135,347
		21,796,704
Materials — 2.3%
124	Albemarle Corp.	5,805
2,333	Ashland, Inc.	113,780
1,454	Cytec Industries, Inc.	81,977
13,599	EI du Pont de Nemours & Co.	606,787
8,570	Freeport-McMoRan Copper & Gold, Inc.	731,792
16,281	International Paper Co.	354,112
2,024	Lubrizol Corp.	214,483
2,077	MeadWestvaco Corp.	50,637
7,400	Monsanto Co.	354,682
8,623	Newmont Mining Corp.	541,611
14,711	Nucor Corp.	561,960
327	Pactiv Corp. †	10,785
6,201	PPG Industries, Inc.	451,433
379	RPM International, Inc.	7,550
1,553	Sealed Air Corp.	34,911
3,436	Sherwin-Williams Co. (The)	258,181
335	Temple-Inland, Inc.	6,251
720	Titanium Metals Corp. †	14,371
2,944	Valspar Corp.	93,766
		4,494,874
Telecommunication Services — 2.5%
58,012	AT&T, Inc.	1,659,143
379	Frontier Communications Corp.	3,096
8,967	MetroPCS Communications, Inc. †	93,795
87,037	Qwest Communications International, Inc.	545,722
96,752	Sprint Nextel Corp. †	447,962
2,729	Telephone & Data Systems, Inc.	89,511
59,872	Verizon Communications, Inc.	1,951,229
		4,790,458
Utilities — 1.1%
1,003	Ameren Corp.	28,485
2,197	Atmos Energy Corp.	64,262
9,499	CenterPoint Energy, Inc.	149,324
3,651	Constellation Energy Group, Inc.	117,708
4,583	DTE Energy Co.	210,497
25,086	Duke Energy Corp.	444,273
2,127	Energen Corp.	97,246
12,029	Exelon Corp.	512,195
2,886	Integrys Energy Group, Inc.	150,245
2,679	MDU Resources Group, Inc.	53,446
1,686	Nicor, Inc.	77,253
2,085	NRG Energy, Inc. †	43,410
1,272	OGE Energy Corp.	50,715
246	Oneok, Inc.	11,080
454	Pepco Holdings, Inc.	8,444
776	Pinnacle West Capital Corp.	32,026
1,781	Questar Corp.	31,221
2,720	TECO Energy, Inc.	47,111
		2,128,941
Total Common Stock (Cost $100,187,175)		105,734,849

Shares		Value

INVESTMENTS IN UNDERLYING FUNDS — 44.8%
11,679,134	Wilshire Large Cap Core 130/30 Fund*
	(Cost $82,945,120)	$86,775,968

EXCHANGE TRADED FUND — 0.3%
4,817	SPDR Trust Series 1 (Cost $538,053)	549,716

Total Investments — 99.6%
(Cost $183,670,348)‡		193,060,533

Other Assets & Liabilities, Net — 0.4%		736,626

NET ASSETS — 100.0%		$193,797,159

*	Affiliated Fund.
†	Non-income producing security.
ADR	— American Depositary Receipt
PLC	— Public Limited Company
SPDR	— Standard & Poor's Depositary Receipt
‡
At September 30, 2010, the tax basis cost of the Fund's investments was $183,670,348, and the unrealized appreciation and depreciation were $12,680,914 and $(3,290,729) respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

At September 30, 2010, all of the Fund’s investments in securities were considered Level 1.

For the period ended September 30, 2010, there have been no significant transfers between Level 1and Level 2 assets and liabilities.

Wilshire Variable Insurance Trust Income Fund Schedule of Investments	September 30, 2010 (Unaudited)

	Maturity Date	Par	Value

ASSET-BACKED SECURITIES — 3.4%
Amortizing Residential Collateral Trust
0.536%(a)	01/01/32	$29,261	$19,604
Bayview Financial Acquisition Trust
0.931%(a)	02/28/44	81,699	75,571
Bear Stearns Asset Backed Securities Trust
0.826%(a)	09/25/34	60,000	53,266
Citigroup Mortgage Loan Trust, Inc.
5.550% (e)	08/25/35	200,000	135,947
Delta Funding Home Equity Loan Trust
7.040%	06/25/27	3,991	4,118
Education Funding Capital Trust I
1.520%(a)	12/15/42	150,000	142,874
1.758%(a)	12/15/42	150,000	140,998
Green Tree Financial Corp.
9.150%	01/15/18	11,035	6,560
Green Tree Home Improvement Loan Trust
7.600%	07/15/20	2,053	1,862
Green Tree Recreational Equipment & Consumer Trust
7.250%	03/15/29	18,679	12,334
Keycorp Student Loan Trust
0.758%(a)	10/25/32	196,791	191,577
Lehman XS Trust
0.516%(a)	02/25/46	247,011	146,442
Morgan Stanley Mortgage Loan Trust
0.406%(a)	03/25/36	142,741	39,219
MSCC Heloc Trust
0.446%(a)	07/25/17	18,933	13,351
Nelnet Student Loan Trust
1.978%(a)	04/25/24	200,000	206,152
SACO I, Inc.
0.386%(a)	06/25/36	132,916	29,866
0.426%(a)	03/25/36	148,084	41,476
0.816%(a)	09/25/35	35,267	29,171
Saxon Asset Securities Trust
0.716%(a)	05/25/35	96,453	82,157
Securitized Asset Backed Receivables LLC Trust
0.486%(a)	02/25/37	730,079	347,937
SLM Student Loan Trust
0.722%(a)	09/16/24	300,000	277,440
WAMU Asset-Backed Certificates
0.346%(a)	05/25/47	299,215	285,945
0.426%(a)	05/25/47	1,300,000	839,678
0.546%(a)	05/25/47	1,300,000	443,556

Total Asset-Backed Securities (Cost $5,674,138)			3,567,101

	Maturity Date	Par	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 41.5%
Agency Mortgage-Backed Obligations — 32.6%
FHLMC TBA
3.500%	11/01/25	$300,000	$308,344
5.500%	10/15/37	100,000	106,062
FHLMC
1.750%	09/10/15	1,030,000	1,040,194
5.000%	10/01/33	433,021	458,825
5.000%	08/01/33	619,195	656,093
5.000%	09/01/33	446,676	473,294
5.000%	09/01/33	209,591	222,081
5.000%	09/01/33	162,660	172,353
5.549%(a)	01/01/38	608,059	649,175
5.602%(a)	05/01/37	774,933	825,238
FNMA TBA
3.500%	10/01/40	500,000	503,672
4.000%	10/14/39	1,600,000	1,644,499
4.500%	10/14/34	2,100,000	2,186,625
5.000%	10/01/40	300,000	319,406
5.000%	10/01/22	1,800,000	1,908,704
5.500%	11/01/37	1,200,000	1,274,437
5.500%	10/01/34	1,100,000	1,169,266
6.000%	10/01/36	1,100,000	1,181,468
6.500%	10/01/36	2,600,000	2,834,811
FNMA
3.500%	10/01/40	1,200,000	1,210,325
5.000%	06/01/35	526,743	558,132
5.000%	12/01/35	2,027,483	2,148,302
5.500%	09/01/35	1,684,681	1,801,656
5.500%	04/01/36	728,538	772,749
5.500%	08/01/37	528,659	565,366
5.500%	11/01/36	441,283	470,406
5.914%(a)	01/01/37	318,648	341,639
6.000%	12/01/39	1,100,000	1,184,477
6.500%	11/01/37	74,060	80,901
7.000%	05/01/32	43,144	49,293
9.750%	11/25/18	420,000	484,950
GNMA TBA
4.000%	11/01/35	100,000	102,969
4.000%	10/01/39	100,000	103,375
4.500%	10/15/39	300,000	315,937
5.000%	10/01/33	100,000	106,656
6.000%	10/01/36	100,000	108,500
6.000%	12/01/33	100,000	108,438
GNMA
4.500%	03/15/40	92,055	97,029
5.000%	07/20/40	298,671	319,065
5.000%	09/20/40	200,000	213,656
5.000%	04/15/40	198,775	213,357
5.000%	05/15/40	398,048	427,248
5.000%	08/20/40	3,094,475	3,305,770
5.500%	05/15/36	108,385	116,881
6.000%	05/15/33	113,675	124,670
6.000%	03/15/35	729,294	801,090
6.000%	03/15/37	120,034	130,481
			33,712,915
Non-Agency Mortgage-Backed Obligations — 8.9%
American Home Mortgage Assets
0.486%(a)	05/25/46	227,996	41,997

Wilshire Variable Insurance Trust Income Fund Schedule of Investments	September 30, 2010 (Unaudited)

	Maturity Date	Par	Value
Non-Agency Mortgage-Backed Obligations (continued)
Asset Securitization Corp.
7.064%(a)	02/14/43	$100,000	$108,446
Banc of America Commercial Mortgage, Inc.
5.620%	02/10/51	10,000	10,596
5.837%(a)	06/10/49	60,000	63,492
Banc of America Funding Corp.
3.106%(a)	09/20/35	1,367,347	794,280
Banc of America Mortgage Securities, Inc.
3.467%(a)	02/25/34	19,111	15,857
Bear Stearns Adjustable Rate Mortgage Trust
3.333%(a)	02/25/34	47,926	43,992
3.479%(a)	11/25/34	69,153	63,222
Citigroup Mortgage Loan Trust, Inc.
2.986%(a)	09/25/34	68,463	64,632
3.339%(a)	02/25/34	68,396	67,065
Countrywide Alternative Loan Trust
0.467%(a)	03/20/46	75,409	42,532
0.566%(a)	10/25/35	116,847	62,684
3.075%(a)	09/25/34	112,064	81,346
First Horizon Asset Securities, Inc.
2.892%(a)	02/25/35	323,524	293,224
GE Capital Commercial Mortgage Corp.
5.543%	12/10/49	210,000	214,530
Greenpoint Mortgage Funding Trust
0.466%(a)	04/25/36	558,092	330,197
Harborview Mortgage Loan Trust
0.407%(a)	01/25/47	815,680	456,614
0.477%(a)	05/19/35	131,321	81,828
Homebanc Mortgage Trust
0.556%(a)	05/25/37	116,664	85,933
Impac CMB Trust
0.796%(a)	05/25/35	110,793	82,520
Indymac INDA Mortgage Loan Trust
5.953%(a)	11/25/37	95,132	81,859
Indymac Index Mortgage Loan Trust
0.376%(a)	07/25/36	326,296	162,484
0.456%(a)	06/25/47	282,480	160,380
0.516%(a)	06/25/35	477,685	322,028
2.941%(a)	03/25/35	108,150	82,217
5.090%(a)	09/25/35	73,854	58,272
JP Morgan Chase Commercial Mortgage Securities Corp.
5.420%	01/15/49	100,000	104,042
5.458%(a)	01/12/43	100,000	107,322
LB-UBS Commercial Mortgage Trust
4.954%	09/15/30	500,000	544,719
Luminent Mortgage Trust
0.446%(a)	05/25/46	242,807	133,236

	Maturity Date	Par	Value

Non-Agency Mortgage-Backed Obligations (continued)
Master Adjustable Rate Mortgages Trust
0.456%(a)	05/25/47	$777,462	$409,132
1.186%(a)	12/25/46	278,510	92,578
2.873%(a)	02/25/35	266,919	224,480
3.752%(a)	12/25/34	17,351	12,779
Morgan Stanley Capital I
4.989%	08/13/42	240,000	260,449
5.692%(a)	04/15/49	400,000	415,219
7.065%(a)	04/15/33	109,596	109,955
Morgan Stanley Mortgage Loan Trust
0.576%(a)	01/25/35	246,771	180,747
2.508%(a)	07/25/35	157,943	113,325
2.943%(a)	08/25/34	108,439	92,496
Prime Mortgage Trust
8.000%	07/25/34	158,745	124,339
RBSGC Mortgage Pass Through Certificates
0.706%(a)	01/25/37	301,347	176,313
Residential Accredit Loans, Inc.
0.346%(a)	10/25/46	74,821	73,303
0.616%(a)	01/25/37	324,926	185,758
Residential Asset Securitization Trust
4.750%	02/25/19	451,303	459,121
Structured Adjustable Rate Mortgage Loan Trust
2.485%(a)	01/25/35	129,825	103,933
2.666%(a)	11/25/34	113,504	90,704
Thornburg Mortgage Securities Trust
6.178%(a)	09/25/37	301,604	293,640
6.188%(a)	09/25/37	289,204	274,684
WaMu Mortgage Pass Through Certificates
0.486%(a)	04/25/45	118,063	97,246
0.576%(a)	08/25/45	307,494	258,167
2.803%(a)	10/25/35	187,347	177,878
5.507%(a)	11/25/36	300,000	218,936
Washington Mutual MSC Mortgage Pass-Through Certificates
2.742%(a)	01/25/35	45,570	44,038
Wells Fargo Mortgage Backed Securities Trust
3.424%(a)	04/25/36	50,701	46,524
			9,297,290

Total Collateralized Mortgage Obligations (Cost $45,560,809)			43,495,155

Wilshire Variable Insurance Trust Income Fund Schedule of Investments	September 30, 2010 (Unaudited)

	Maturity Date	Par	Value

CORPORATE BONDS — 28.3%
Consumer Discretionary — 2.2%
Boyd Gaming Corp.
7.125%	02/01/16	$10,000	$8,363
Cengage Learning Acquisitions, Inc.
10.500%(b)	01/15/15	10,000	9,937
Comcast Corp.
6.500%	01/15/15	665,000	779,711
Cricket Communications, Inc.
7.750%	05/15/16	80,000	84,900
CSC Holdings LLC
8.625%	02/15/19	10,000	11,250
Daimler Finance NA LLC
6.500%	11/15/13	30,000	34,315
7.300%	01/15/12	135,000	145,187
DISH DBS Corp.
7.000%	10/01/13	20,000	21,225
7.750%	05/31/15	40,000	42,650
7.875%	09/01/19	45,000	48,431
Inn of the Mountain Gods Resort & Casino
12.000%(c)(h)	11/15/10	10,000	4,100
J.C. Penney Corp., Inc.
7.400%	04/01/37	10,000	10,088
McDonald's Corp. MTN
5.350%	03/01/18	80,000	93,867
MGM Resorts International
6.750%	09/01/12	10,000	9,450
7.625%	01/15/17	20,000	16,850
10.375%	05/15/14	5,000	5,562
11.125%	11/15/17	20,000	22,775
Mohegan Tribal Gaming Authority
8.000%	04/01/12	5,000	3,800
Motors Liquidation Co.
8.250%(c)	07/15/23	70,000	22,575
8.375%(c)	07/05/33	30,000	13,086
News America, Inc.
6.650%	11/15/37	10,000	11,503
Qwest Corp.
6.875%	09/15/33	20,000	19,750
Reed Elsevier Capital, Inc.
8.625%	01/15/19	120,000	157,877
Service Corp. International
7.500%	04/01/27	30,000	28,650
Station Casinos, Inc.
6.000%(c)(h)	04/01/12	20,000	3
7.750%(c)(h)	08/15/16	70,000	7
Time Warner Cable, Inc.
6.750%	06/15/39	80,000	92,317
7.300%	07/01/38	130,000	159,684
8.250%	04/01/19	250,000	322,769
8.750%	02/14/19	80,000	105,814

	Maturity Date	Par	Value

Consumer Discretionary (continued)
Verizon Global Funding Corp.
4.375%	06/01/13	$35,000	$37,926
			2,324,422
Consumer Staples — 1.5%
Altria Group, Inc.
9.250%	08/06/19	170,000	227,878
CVS Caremark Corp.
6.600%	03/15/19	380,000	461,133
Dr Pepper Snapple Group, Inc.
6.820%	05/01/18	110,000	136,097
Kraft Foods, Inc.
5.375%	02/10/20	290,000	323,944
PepsiCo, Inc.
7.900%	11/01/18	190,000	253,532
Reynolds American, Inc.
6.750%	06/15/17	90,000	101,225
			1,503,809
Energy — 5.0%
Anadarko Petroleum Corp.
6.450%	09/15/36	240,000	240,289
8.700%	03/15/19	10,000	12,161
Apache Corp.
6.000%	09/15/13	180,000	202,129
Baker Hughes, Inc.
7.500%	11/15/18	200,000	255,244
Chesapeake Energy Corp.
7.250%	12/15/18	85,000	91,588
Complete Production Services, Inc.
8.000%	12/15/16	75,000	77,250
ConocoPhillips
4.750%	10/15/12	80,000	86,266
5.900%	05/15/38	210,000	244,054
El Paso Corp. MTN
7.800%	08/01/31	611,000	634,138
Energy Transfer Partners LP
6.700%	07/01/18	160,000	186,349
Enterprise Products Operating LLC
6.500%	01/31/19	250,000	291,340
Hess Corp.
7.300%	08/15/31	167,000	205,446
7.875%	10/01/29	60,000	77,671
8.125%	02/15/19	160,000	210,371
Kerr-McGee Corp.
6.950%	07/01/24	10,000	10,909
7.875%	09/15/31	155,000	176,098
Kinder Morgan Energy Partners LP
5.000%	12/15/13	25,000	27,290
5.850%	09/15/12	10,000	10,797
6.000%	02/01/17	150,000	169,201
6.750%	03/15/11	10,000	10,252

Wilshire Variable Insurance Trust Income Fund Schedule of Investments	September 30, 2010 (Unaudited)

	Maturity Date	Par	Value

Energy (continued)
6.950%	01/15/38	$10,000	$11,384
7.125%	03/15/12	5,000	5,368
Occidental Petroleum Corp.
7.000%	11/01/13	320,000	376,445
Pemex Project Funding Master Trust
6.625%	06/15/35	207,000	226,133
SandRidge Energy, Inc.
9.875%(b)	05/15/16	80,000	82,600
Southern Natural Gas Co.
5.900%(b)	04/01/17	30,000	32,929
8.000%	03/01/32	75,000	88,015
Tennessee Gas Pipeline Co.
7.625%	04/01/37	150,000	172,492
Williams , Inc.
7.500%	01/15/31	269,000	304,363
7.750%	06/15/31	60,000	68,548
Williams Partners
5.250%	03/15/20	240,000	260,898
XTO Energy, Inc.
5.500%	06/15/18	48,000	57,500
7.500%	04/15/12	296,000	326,122
			5,231,640
Financials — 11.9%
Ally Financial, Inc.
6.875%	09/15/11	354,000	365,062
7.250%	03/02/11	104,000	105,820
American Express Co.
6.800%(a)	09/01/66	115,000	115,000
American Express Credit Corp. MTN
5.125%	08/25/14	320,000	354,479
5.875%	05/02/13	70,000	77,042
American General Finance Corp. MTN
6.900%	12/15/17	120,000	100,200
American International Group, Inc.
5.850%	01/16/18	40,000	41,400
6.250%	03/15/37	200,000	171,500
BAC Capital Trust XIV
5.630%(a)	03/15/12	10,000	7,187
Bank of America Corp.
7.625%	06/01/19	370,000	438,765
Bear Stearns LLC
7.250%	02/01/18	270,000	328,897
Berkshire Hathaway, Inc.
3.200%	02/11/15	180,000	190,894
Boeing Capital Corp.
4.700%	10/27/19	70,000	78,180
Caterpillar Financial Services Corp. MTN
6.200%	09/30/13	260,000	297,523

	Maturity Date	Par	Value

Financials (continued)
Citigroup, Inc.
5.000%	09/15/14	$315,000	$327,172
5.500%	10/15/14	30,000	32,552
6.000%	12/13/13	290,000	317,951
6.010%	01/15/15	230,000	252,862
6.500%	08/19/13	60,000	66,336
6.875%	03/05/38	320,000	357,416
Countrywide Financial Corp.
6.250%	05/15/16	50,000	53,814
FIA Card Services
7.125%	11/15/12	510,000	556,036
Ford Motor Credit Co. LLC
5.542%(a)	06/15/11	103,000	105,575
7.375%	02/01/11	60,000	61,111
8.000%	12/15/16	420,000	474,756
12.000%	05/15/15	340,000	428,219
General Electric Capital Corp. MTN
5.625%	05/01/18	260,000	289,044
6.375%(a)	11/15/67	420,000	418,950
6.875%	01/10/39	470,000	539,746
Goldman Sachs Capital II
5.793%(a)	12/29/49	20,000	16,975
Goldman Sachs Group, Inc. MTN
3.625%	08/01/12	30,000	31,225
4.750%	07/15/13	20,000	21,473
5.250%	10/15/13	40,000	43,476
5.300%	02/14/12	10,000	10,517
5.375%	03/15/20	310,000	326,744
5.450%	11/01/12	50,000	53,923
6.000%	06/15/20	10,000	10,999
6.600%	01/15/12	310,000	330,391
HSBC Finance Corp.
6.375%	11/27/12	40,000	43,748
JPMorgan Chase & Co.
5.125%	09/15/14	545,000	597,557
5.150%	10/01/15	200,000	219,294
5.750%	01/02/13	195,000	212,268
Lehman Brothers Holdings Capital Trust VII MTN
5.857%(c)	11/29/49	200,000	20
Lehman Brothers Holdings, Inc. MTN
6.200%(c)	09/26/14	80,000	17,700
6.500%(c)(h)	07/19/17	160,000	216
6.750%(c)(h)	12/28/17	340,000	34
Merrill Lynch & Co., Inc. MTN
6.875%	04/25/18	70,000	78,636
MetLife, Inc.
4.750%	02/08/21	80,000	84,872
5.875%	02/06/41	160,000	174,034
6.400%	12/15/36	40,000	37,400
Morgan Stanley MTN
0.975%(a)	10/18/16	40,000	35,152
5.625%	01/09/12	300,000	315,928
5.750%	08/31/12	70,000	75,069
6.625%	04/01/18	100,000	110,866

Wilshire Variable Insurance Trust Income Fund Schedule of Investments	September 30, 2010 (Unaudited)

	Maturity Date	Par	Value

Financials (continued)
Private Export Funding Corp.
4.950%	11/15/15	$260,000	$301,122
SLM Corp. MTN
5.000%	04/15/15	10,000	9,587
5.000%	10/01/13	355,000	347,894
5.050%	11/14/14	50,000	47,614
5.375%	05/15/14	345,000	335,707
5.625%	08/01/33	35,000	26,914
SunTrust Capital VIII
6.100%(a)	12/15/36	50,000	46,500
SunTrust Preferred Capital I
5.853%(a)	12/15/11	11,000	8,209
Travelers Cos., Inc. (The)
6.250%(a)	03/15/37	270,000	259,200
Unilever Capital Corp.
7.125%	11/01/10	55,000	55,268
Wachovia Capital Trust III
5.800%(a)	03/15/11	320,000	280,800
Wachovia Corp.
5.625%	10/15/16	690,000	767,622
Wells Fargo & Co.
5.000%	11/15/14	5,000	5,399
5.300%	08/26/11	90,000	93,904
Wells Fargo Capital X
5.950%	12/15/36	100,000	97,430
			12,485,176
Health Care — 1.9%
Abbott Laboratories
5.125%	04/01/19	320,000	368,813
Community Health Systems, Inc.
8.875%	07/15/15	70,000	74,375
DaVita, Inc.
6.625%	03/15/13	46,000	46,747
GlaxoSmithKline Capital, Inc.
5.650%	05/15/18	380,000	451,445
HCA, Inc.
6.250%	02/15/13	14,000	14,245
6.300%	10/01/12	59,000	59,885
7.500%	11/15/95	20,000	15,800
7.690%	06/15/25	30,000	28,050
9.125%	11/15/14	10,000	10,537
9.250%	11/15/16	60,000	65,100
HCA, Inc. PIK
9.625%	11/15/16	21,037	22,825
Humana, Inc.
7.200%	06/15/18	130,000	150,496
Medtronic, Inc.
4.450%	03/15/20	80,000	87,616
Tenet Healthcare Corp.
9.000%	05/01/15	60,000	65,250
9.250%	02/01/15	71,000	76,236
10.000%	05/01/18	60,000	68,550

	Maturity Date	Par	Value

Health Care (continued)
UnitedHealth Group, Inc.
6.000%	02/15/18	$40,000	$46,694
WellPoint, Inc.
5.875%	06/15/17	20,000	23,050
Wyeth
5.950%	04/01/37	200,000	235,955
			1,911,669
Industrials — 1.1%
Boeing Co.
4.875%	02/15/20	40,000	45,694
6.000%	03/15/19	100,000	120,656
Delta Air Lines, Inc.
6.821%	08/10/22	325,023	340,852
7.570%	11/18/10	200,000	201,200
RailAmerica, Inc.
9.250%	07/01/17	96,000	105,240
United Parcel Service, Inc.
4.500%	01/15/13	330,000	357,102
			1,170,744
Materials — 0.5%
Alcoa, Inc.
6.000%	07/15/13	10,000	10,879
Freeport-McMoRan Copper & Gold, Inc.
8.375%	04/01/17	345,000	385,106
PPG Industries, Inc.
5.750%	03/15/13	30,000	32,856
6.650%	03/15/18	30,000	36,347
Steel Dynamics, Inc.
6.750%	04/01/15	60,000	61,350
7.375%	11/01/12	5,000	5,344
Westlake Chemical Corp.
6.625%	01/15/16	8,000	8,060
			539,942
Telecommunication Services — 1.4%
AT&T, Inc.
5.100%	09/15/14	80,000	89,823
6.550%	02/15/39	110,000	127,927
Bellsouth Capital Funding Corp.
7.875%	02/15/30	160,000	199,642
BellSouth Corp.
4.750%	11/15/12	10,000	10,774
New Cingular Wireless Services, Inc.
8.125%	05/01/12	85,000	94,431
Qwest Communications International, Inc.
7.500%	02/15/14	28,000	28,560
Sprint Capital Corp.
6.900%	05/01/19	230,000	231,150

Wilshire Variable Insurance Trust Income Fund Schedule of Investments	September 30, 2010 (Unaudited)

	Maturity Date	Par	Value

Telecommunication Services (continued)
8.375%	03/15/12	$40,000	$43,000
8.750%	03/15/32	25,000	26,250
Verizon Communications, Inc.
5.500%	02/15/18	210,000	241,638
6.100%	04/15/18	165,000	196,213
Windstream Corp.
8.625%	08/01/16	85,000	89,888
			1,379,296
Utilities — 2.8%
AES Corp. (The)
7.750%	03/01/14	3,000	3,210
7.750%	10/15/15	70,000	74,900
8.000%	06/01/20	240,000	260,400
8.875%	02/15/11	9,000	9,225
Dominion Resources, Inc.
4.750%	12/15/10	30,000	30,244
5.700%	09/17/12	260,000	283,464
Duke Energy Carolinas LLC
5.625%	11/30/12	380,000	415,504
Energy Future Holdings Corp.
6.500%	11/15/24	70,000	26,775
6.550%	11/15/34	170,000	64,600
Energy Future Holdings Corp. PIK
11.250%	11/01/17	256,243	122,356
Energy Future Intermediate Holding Co. LLC
10.000%	12/01/20	612,000	607,358
Exelon Corp.
5.625%	06/15/35	210,000	212,424
FirstEnergy Corp.
6.450%	11/15/11	7,000	7,335
7.375%	11/15/31	360,000	391,157
NRG Energy, Inc.
7.375%	01/15/17	20,000	20,500
7.375%	02/01/16	35,000	36,006
Pacific Gas & Electric Co.
5.800%	03/01/37	10,000	11,106
6.050%	03/01/34	190,000	215,394
8.250%	10/15/18	20,000	26,570
Tennessee Valley Authority
5.250%	09/15/39	100,000	116,064
			2,934,592

Total Corporate Bonds (Cost $28,089,454)			29,481,290

FOREIGN BONDS (f) — 10.1%
Australia — 2.1%
BHP Billiton Finance USA, Ltd.
6.500%	04/01/19	280,000	343,652
Commonwealth Bank of Australia
2.500%	12/10/12	1,000,000	1,039,380

	Maturity Date	Par	Value

Australia (continued)
Rio Tinto Finance USA, Ltd.
9.000%	05/01/19	$400,000	$558,192
6.500%	07/15/18	250,000	301,478
			2,242,702
Belgium — 0.3%
Anheuser-Busch InBev Worldwide, Inc.
5.375%	01/15/20	230,000	259,622

Canada — 1.1%
Conoco Funding Co.
7.250%	10/15/31	35,000	45,120
Hydro Quebec
6.300%	05/11/11	60,000	62,155
OPTI Canada, Inc.
8.250%	12/15/14	5,000	3,800
7.875%	12/15/14	20,000	15,050
Province of Ontario Canada
4.000%	10/07/19	380,000	410,198
2.700%	06/16/15	490,000	513,224
Rogers Communications, Inc.
6.750%	03/15/15	10,000	11,889
6.375%	03/01/14	10,000	11,520
Sun Media Corp.
7.625%	02/15/13	10,000	10,050
Teck Resources, Ltd.
10.750%	05/15/19	7,000	8,815
10.250%	05/15/16	6,000	7,290
9.750%	05/15/14	4,000	4,932
			1,104,043
Cayman Islands — 0.7%
MUFG Capital Finance 1, Ltd.
6.346%(a)	07/25/49	100,000	100,227
Petrobras International Finance Co.
6.125%	10/06/16	90,000	100,743
5.750%	01/20/20	10,000	11,070
Systems 2001 AT LLC
6.664%(b)	09/15/13	253,051	279,166
Vale Overseas, Ltd.
6.875%	11/21/36	185,000	211,355
			702,561
France — 0.1%
Cie Generale de Geophysique-Veritas
7.750%	05/15/17	70,000	71,575
7.500%	05/15/15	25,000	25,437
			97,012

Wilshire Variable Insurance Trust Income Fund Schedule of Investments	September 30, 2010 (Unaudited)

	Maturity Date	Par	Value

Germany — 0.3%
Kreditanstalt fuer Wiederaufbau
2.750%	10/21/14	$250,000	$264,054

Luxembourg — 0.7%
FMC Finance III SA
6.875%	07/15/17	145,000	155,150
Intelsat Jackson Holdings SA
9.500%	06/15/16	15,000	15,994
Telecom Italia Capital SA
6.999%	06/04/18	30,000	34,462
5.250%	10/01/15	210,000	226,619
5.250%	11/15/13	35,000	37,604
4.950%	09/30/14	40,000	42,589
Tyco International Finance SA
6.750%	02/15/11	80,000	81,811
6.000%	11/15/13	220,000	249,346
			843,575
Mexico — 0.4%
America Movil SAB de CV
5.625%	11/15/17	80,000	90,257
5.000%	03/30/20	100,000	107,854
Kansas City Southern de Mexico SA de CV
12.500%	04/01/16	36,000	43,110
Mexico Government International Bond MTN
6.750%	09/27/34	152,000	188,860
			430,081
Netherlands — 0.6%
Deutsche Telekom International Finance BV
5.750%	03/23/16	195,000	224,962
Koninklijke KPN NV
8.000%	10/01/10	230,000	230,000
Shell International Finance BV
4.375%	03/25/20	230,000	253,175
			708,137
Russia — 0.5%
Russia Federation
7.500%	03/31/30	455,400	543,839

Switzerland — 0.3%
UBS AG MTN
3.875%	01/15/15	260,000	271,368

United Kingdom — 3.0%
Barclays Bank PLC
5.200%	07/10/14	200,000	221,725
5.000%	09/22/16	200,000	218,826

	Maturity Date	Par	Value

United Kingdom (continued)
BP Capital Markets PLC
5.250%	11/07/13	$270,000	$294,066
3.875%	03/10/15	90,000	93,638
British Telecommunications PLC
9.125%	12/15/10	140,000	142,211
Diageo Capital PLC
4.828%	07/15/20	390,000	437,965
Nationwide Building Society
2.500%	08/17/12	1,000,000	1,028,068
Royal Bank of Scotland Group PLC MTN
7.640%	09/29/17	100,000	74,250
6.400%	10/21/19	180,000	195,869
5.050%	01/08/15	60,000	60,116
5.000%	10/01/14	30,000	30,068
5.000%	11/12/13	30,000	30,223
4.875%	03/16/15	100,000	105,207
Royal Bank of Scotland PLC
3.950%	09/21/15	190,000	191,986
			3,124,218

Total Foreign Bonds (Cost $9,916,541)			10,591,212

MUNICIPAL BONDS — 0.7%
Kentucky Higher Education Student Loan Corp., RB, (a)
1.450%		100,000	100,383
Municipal Electric Authority of Georgia, RB
6.655%		40,000	42,388
6.637%		60,000	64,511
North Texas Higher Education Authority, RB (a)
1.460%		215,000	213,431
Northstar Education Finance, Inc., RB (a)
1.756%		200,000	169,566
State of California, Build America Bonds, GO
7.300%		100,000	105,845

Total Municipal Bonds
(Cost $679,841)			696,124

Wilshire Variable Insurance Trust Income Fund Schedule of Investments	September 30, 2010 (Unaudited)

Shares		Value

PREFERRED STOCK — 0.2%
5,800	Citigroup Capital XII	$153,178
14,850	Federal Home Loan Mortgage Corp., Series Z, 8.375%	6,386
500	Federal National Mortgage Association, Series O, 0.000%	270
10,775	Federal National Mortgage Association, Series S, 8.250%	4,687
2,000	Motors Liquidation Co., Series C Cnv †, 6.250%	15,860
6,250	Motors Liquidation Co., Series B Cnv †, 5.250%	49,062

Total Preferred Stock (Cost $974,010)		229,443

	Maturity Date	Par	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 15.6%
FHLB
0.190% (a)	11/19/10	1,000,000	999,741
FHLMC
0.230%	04/19/11	1,000,000	998,722
0.750% (e)	10/29/10	800,000	800,270
0.750% (e)	10/12/10	800,000	800,062
0.750% (e)	06/30/11	880,000	881,072
2.020%	04/29/13	560,000	560,605
9.193% (d)	03/15/31	1,170,000	472,996
FNMA
0.850% (e)	10/08/10	1,120,000	1,120,074
0.850%	08/17/12	1,540,000	1,541,873
1.000% (e)	03/29/11	1,720,000	1,722,439
1.250%	08/16/13	1,200,000	1,202,669
1.625%	10/26/15	1,550,000	1,549,385
2.000%	04/15/13	810,000	815,707
5.125%	01/02/14	1,180,000	1,308,838
5.250%	08/01/12	280,000	302,062
6.625%	11/15/30	490,000	674,118
7.569% (d)	10/09/19	920,000	607,356

Total U.S. Government & Agency Obligations (Cost $16,104,983)			16,357,989

U.S. TREASURY OBLIGATIONS — 8.6%
U.S. Treasury Bond
8.000%	11/15/21	1,050,000	1,583,694
4.375%	05/15/40	2,695,000	3,026,835
U.S. Treasury Inflationary Protection Securities(g)
4.664%	02/15/25	680,000	420,524
4.653%	11/15/24	680,000	424,526
3.875%	04/15/29	330,000	608,579
3.625%	04/15/28	80,000	144,235
2.500%	01/15/29	1,015,000	1,215,847
U.S. Treasury Note
1.875%	09/30/17	1,270,000	1,266,825
1.375%	05/15/13	100,000	102,094
1.250%	08/31/15	240,000	239,925

Total U.S. Treasury Obligations (Cost $8,403,916)			9,033,084

	Maturity Date	Par	Value
REPURCHASE AGREEMENT — 9.1%
Agreement with Morgan Stanley 0.170%, dated 09/30/10, to be repurchased at $9,500,047 (collateralized by FNMA obligation, par value $9,760,000, 2.900%, 08/09/17) with total market value $9,500,045 (Cost $9,500,002)	10/01/10	$9,500,002	$9,500,002

Shares

ESCROW SECURITY — 0.0%
10,000	CB Premiere Escrow Security†(h) (Cost $–)	—

	Total Investments- 117.5%
	(Cost $124,903,694)‡	122,951,400

FORWARD COMMITMENTS — (1.2)%
FNMA TBA
6.000%	10/01/36	(1,100,000)	(1,181,468)
GNMA TBA
4.000%	10/01/39	(100,000)	(100,375)

Total Forward Commitments (Proceeds $1,285,348)	(1,281,843)

Other Assets & Liabilities, Net - (16.3)%	(16,964,482)

NET ASSETS - 100.0%	$104,707,122

†	Non-income producing security.
(a)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of September 30, 2010.
(b)
Security sold within terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(c)	Security is in default on interest payments.
(d)	Zero Coupon Bond. The rate shown is the effective yield at time of purchase.
(e)	Step Bond - The rate shown is the effective yield on September 30, 2010. The coupon on a step bond changes on a specified date.
(f)	Foreign security denominated in U.S. currency.
(g)	Inflation protected security. Principal amount periodically adjusted for inflation.
(h)	Security considered illiquid. The total value of such securities as of September 30, 2010 was $4,360 and represented 0.00% of Net Assets.

Wilshire Variable Insurance Trust Income Fund Schedule of Investments	September 30, 2010 (Unaudited)

Cnv — Convertible
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
LLC — Limited Liability Company
LP — Limited Partnership
MTN — Medium Term Note
NA — National Association
PIK — Payment-in-Kind
PLC — Public Limited Company
RB — Revenue Bond
      TBA — To Be Announced

‡
At September 30, 2010, the tax basis cost of the Fund's investments, excluding forward commitments, was $124,903,694, and the unrealized appreciation and depreciation were $5,404,627 and $(7,356,921), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

The following is a summary of the inputs used as of September 30, 2010, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3		Total
Investment in Securities
Asset-Backed Securities	$—	$3,567,101	$—		$3,567,101
Collateralized Mortgage Obligations	—	43,495,155	—		43,495,155
Corporate Bonds	—	29,481,290	—		29,481,290
Foreign Bonds	—	10,591,212	—		10,591,212
Municipal Bonds	—	696,124	—		696,124
Preferred Stock	164,251	65,192	—		229,443
U.S. Government & Agency Obligations	—	16,357,989	—		16,357,989
U.S. Treasury Obligations	—	9,033,084	—		9,033,084
Repurchase Agreement	—	9,500,002	—		9,500,002
Escrow Security	—	—	—	††	—
Total Investment in Securities	164,251	122,787,149	—		122,951,400

Forward Commitments
Agency Securities TBAs	$—	$(1,281,843)	$—		$(1,281,843)

††	This security was categorized as Level 3 and had a market value of $0 as of September 30, 2010.
For the period ended September 30, 2010, the transfers out of Level 1 and into Level 2 were $47,600. The transfers were related to the fair value of certain international securities.

Wilshire Variable Insurance Trust International Equity Fund Schedule of Investments	September 30, 2010 (Unaudited)

Shares		Value

COMMON STOCK — 95.7%
Australia — 4.4%
840	AGL Energy, Ltd.	$13,128
13,400	Alumina, Ltd.	23,537
3,220	AMP, Ltd.	15,908
1,749	Aristocrat Leisure, Ltd.	5,979
11,576	Australia & New Zealand Banking Group, Ltd.	265,122
5,553	BHP Billiton, Ltd.	211,678
3,707	BlueScope Steel, Ltd.	7,916
2,590	Brambles, Ltd.	15,733
2,470	Commonwealth Bank of Australia	122,255
1,000	CSL, Ltd.	31,992
1,215	DuluxGroup, Ltd. †	3,206
3,120	Fortescue Metals Group, Ltd. †	15,747
4,120	Foster's Group, Ltd.	24,378
7,617	GPT Group	21,697
6,870	Insurance Australia Group, Ltd.	24,188
5,570	Intoll Group	8,057
308	Leighton Holdings, Ltd.	9,858
1,114	Macquarie Atlas Roads Group †	1,684
528	Macquarie Group, Ltd.	18,528
30,000	Metcash, Ltd.	126,851
3,409	National Australia Bank, Ltd.	83,536
823	Newcrest Mining, Ltd.	31,499
1,215	Orica, Ltd.	30,314
802	Origin Energy, Ltd.	12,312
1,610	QBE Insurance Group, Ltd.	26,889
620	Rio Tinto, Ltd.	46,077
4,886	Stockland	18,165
4,732	Suncorp-Metway, Ltd.	41,227
2,150	TABCORP Holdings, Ltd.	14,579
8,000	Telstra Corp., Ltd.	20,293
1,550	Toll Holdings, Ltd.	9,897
2,602	Transurban Group	12,532
1,459	Wesfarmers, Ltd.	46,438
754	Wesfarmers, Ltd. PPS	24,160
3,555	Westfield Group	42,187
5,262	Westpac Banking Corp.	118,391
970	Woodside Petroleum, Ltd.	41,149
2,227	Woolworths, Ltd.	62,071
383	WorleyParsons, Ltd.	8,259
		1,657,417
Austria — 0.4%
570	Erste Group Bank AG	22,902
2,560	OMV AG	95,893
790	Telekom Austria AG	11,910
		130,705
Belgium — 0.4%
5,266	Ageas	15,097
1,014	Anheuser-Busch InBev NV	59,687
624	Anheuser-Busch InBev NV †	3
280	Belgacom SA	10,931
197	Delhaize Group SA	14,313
341	Groupe Bruxelles Lambert SA	28,430
400	KBC Groep NV	17,952
100	Solvay SA	10,667
200	UCB SA	6,931
		164,011
Bermuda — 0.1%
736	Seadrill, Ltd.	21,401

Shares		Value

Brazil — 0.8%
15,400	Brookfield Incorporacoes SA	$82,125
6,500	Cia de Saneamento Basico do Estado de Sao Paulo	145,140
7,100	Diagnosticos da America SA	84,153
		311,418
Canada — 3.7%
2,900	Bank of Nova Scotia	154,885
2,000	Canadian National Railway Co.	127,978
4,000	Canadian Natural Resources, Ltd.	138,442
3,300	Enbridge, Inc.	172,943
2,400	EnCana Corp.	72,562
2,200	Industrial Alliance Insurance & Financial Services, Inc.	67,607
6,400	Nexen, Inc.	128,834
6,000	Rogers Communications, Inc., Class B	224,701
3,900	Royal Bank of Canada	203,249
2,700	Teck Resources, Ltd., Class B	111,119
		1,402,320
Cayman Islands — 0.3%
22,000	Kingboard Chemical Holdings, Ltd.	110,969

China — 2.6%
107,613	Bank of Communications Co., Ltd., Class H	116,003
164,000	China Citic Bank Corp., Ltd., Class H	104,012
282,000	China Petroleum & Chemical Corp., Class H	248,815
241,000	Dongfeng Motor Group Co., Ltd., Class H	490,435
7,327	Foxconn International Holdings, Ltd. †	5,372
		964,637
Denmark — 0.4%
3	AP Moller - Maersk A/S, Class B	24,983
841	Danske Bank A/S	20,194
700	DSV A/S	14,243
631	Novo Nordisk A/S, Class B	62,457
125	Novozymes A/S, Class B	15,878
350	Vestas Wind Systems A/S †	13,192
		150,947
Finland — 1.7%
1,070	Fortum OYJ	28,021
2,900	Kesko OYJ, Class B	136,360
5,740	Nokia OYJ	57,658
15,500	Pohjola Bank PLC	188,968
7,560	Sampo OYJ, Class A	204,244
1,450	Stora Enso OYJ, Class R	14,377
1,310	UPM-Kymmene OYJ	22,471
		652,099
France — 7.2%
370	Accor SA	13,525
592	Air Liquide SA	72,397
4,580	Alcatel-Lucent	15,476
440	Alstom SA	22,446
2,840	AXA SA	49,784
6,524	BNP Paribas	465,576
450	Bouygues SA	19,385
290	Cap Gemini SA	14,558
964	Carrefour SA	51,958
1,400	Christian Dior SA	183,192
720	Cie de St.-Gobain	32,171
295	Cie Generale de Geophysique-Veritas †	6,471

Wilshire Variable Insurance Trust International Equity Fund Schedule of Investments	September 30, 2010 (Unaudited)

Shares		Value

France (continued)
245	Cie Generale des Etablissements Michelin, Class B	$18,681
440	Cie Generale d'Optique Essilor International SA	30,296
2,820	CNP Assurances	52,368
1,610	Credit Agricole SA	25,218
950	Danone	56,930
370	Edenred †	7,328
362	EDF SA	15,625
7,844	France Telecom SA	169,635
1,834	GDF Suez	65,808
350	Lafarge SA	20,032
330	Lagardere SCA	12,918
490	L'Oreal SA	55,182
509	LVMH Moet Hennessy Louis Vuitton SA	74,753
40	Neopost SA	2,979
285	Pernod-Ricard SA	23,839
200	PPR	32,444
520	Publicis Groupe SA	24,715
4,577	Sanofi-Aventis SA	304,639
2,415	Schneider Electric SA	306,774
820	Societe Generale	47,410
230	Sodexo	14,952
450	Suez Environnement Co.	8,322
310	Technip SA	24,977
3,672	Total SA	189,715
132	Unibail-Rodamco SE	29,306
270	Vallourec SA	26,849
867	Veolia Environnement	22,843
604	Vinci SA	30,358
1,936	Vivendi SA	53,057
		2,694,892
Germany — 7.2%
350	Adidas AG	21,660
742	Allianz SE	83,820
4,952	BASF SE	312,226
1,314	Bayer AG	91,576
3,100	Bayerische Motoren Werke AG	217,424
1,250	Commerzbank AG	10,355
1,677	Daimler AG	106,119
9,655	Deutsche Bank AG	528,506
350	Deutsche Boerse AG	23,353
1,323	Deutsche Post AG	23,987
3,748	Deutsche Telekom AG	51,276
2,952	E.ON AG	87,049
217	Fresenius Medical Care AG & Co. KGaA	13,400
1,100	Hochtief AG	95,232
260	Linde AG	33,815
250	MAN SE	27,213
106	Merck KGaA	8,900
310	Metro AG	20,170
1,731	Muenchener Rueckversicherungs AG	239,686
3,040	RWE AG	205,285
4,880	SAP AG	241,332
1,313	Siemens AG	138,491
280	Solarworld AG	3,511
720	ThyssenKrupp AG	23,472
6,050	United Internet AG	97,776
10	Volkswagen AG	1,102
		2,706,736
Greece — 0.1%
1,070	Alpha Bank AE	6,643
826	EFG Eurobank Ergasias SA	4,929

Shares		Value

Greece (continued)
680	Hellenic Telecommunications Organization SA	$4,872
875	National Bank of Greece SA	8,541
500	OPAP SA	7,885
454	Piraeus Bank SA	2,226
		35,096
Guernsey — 0.0%
164	Resolution, Ltd.	632

Hong Kong — 4.0%
4,840	Bank of East Asia, Ltd.	20,454
11,600	BOC Hong Kong Holdings, Ltd.	36,734
39,000	Cathay Pacific Airways, Ltd.	105,579
20,200	Cheung Kong Holdings, Ltd.	305,473
10,500	China Mobile, Ltd.	107,419
2,582	CLP Holdings, Ltd.	20,585
79,800	CNOOC, Ltd.	154,895
2,049	Esprit Holdings, Ltd.	11,099
3,801	Hang Lung Properties, Ltd.	18,511
2,100	Hang Seng Bank, Ltd.	30,841
6,463	Hong Kong & China Gas Co., Ltd.	16,322
1,200	Hong Kong Exchanges and Clearing, Ltd.	23,593
3,100	Hongkong Electric Holdings, Ltd.	18,838
5,100	Hutchison Whampoa, Ltd.	47,452
12,500	Jardine Strategic Holdings, Ltd.	335,500
4,129	Li & Fung, Ltd.	23,131
4,775	New World Development, Ltd.	9,592
1,900	Sun Hung Kai Properties, Ltd.	32,691
13,400	Swire Pacific, Ltd., Class A	184,236
		1,502,945
India — 0.9%
3,100	Dr Reddy's Laboratories, Ltd. ADR	99,882
3,400	Infosys Technologies, Ltd. ADR	228,854
		328,736
Indonesia — 1.1%
41,000	Gudang Garam TBK PT	237,201
40,000	Indo Tambangraya Megah PT	186,755
		423,956
Ireland — 0.1%
1,058	CRH PLC^	17,443
273	CRH PLC^	4,505
770	Elan Corp. PLC †	4,382
2,400	Experian PLC	26,154
		52,484
Israel — 0.9%
5,000	Teva Pharmaceutical Industries, Ltd. ADR	263,750
1,500	Teva Pharmaceutical Industries, Ltd.	79,890
		343,640
Italy — 2.0%
1,997	Assicurazioni Generali SpA	40,313
724	Atlantia SpA	15,028
4,660	Banca Monte dei Paschi di Siena SpA	6,473
1,530	Banco Popolare SC	9,191
8,800	Enel SpA	47,037
17,406	ENI SpA	376,057
1,510	Fiat SpA	23,377
1,090	Finmeccanica SpA	12,974
13,484	Intesa Sanpaolo SpA	43,919
2,180	Intesa Sanpaolo SpA	5,622
2,310	Mediaset SpA	16,410
1,375	Mediobanca SpA	12,819

Wilshire Variable Insurance Trust International Equity Fund Schedule of Investments	September 30, 2010 (Unaudited)

Shares		Value

Italy (continued)
4,476	Snam Rete Gas SpA	$22,700
13,120	Telecom Italia SpA	14,803
14,324	Telecom Italia SpA	20,064
26,743	UniCredit SpA	68,479
1,132	Unione di Banche Italiane SCPA	10,995
		746,261
Japan — 15.3%
300	Advantest Corp.	5,976
1,600	Aeon Co., Ltd.	17,156
500	Aisin Seiki Co., Ltd.	15,649
685	Ajinomoto Co., Inc.	6,721
12,100	Amada Co., Ltd.	83,058
1,300	Asahi Breweries, Ltd.	26,043
2,200	Asahi Glass Co., Ltd.	22,440
3,600	Asahi Kasei Corp.	19,873
5,300	Astellas Pharma, Inc.	191,806
4,100	Bank of Yokohama, Ltd. (The)	19,161
600	Bridgestone Corp.	10,941
13,500	Brother Industries, Ltd.	166,689
1,598	Canon, Inc.	74,645
2	Central Japan Railway Co.	14,728
1,400	Chiba Bank, Ltd. (The)	8,175
878	Chubu Electric Power Co., Inc.	21,719
500	Chugai Pharmaceutical Co., Ltd.	9,209
1,900	Chuo Mitsui Trust Holdings, Inc.	6,317
100	Credit Saison Co., Ltd.	1,342
2,100	Dai Nippon Printing Co., Ltd.	25,667
1,400	Daiichi Sankyo Co., Ltd.	28,540
600	Daikin Industries, Ltd.	22,582
200	Daito Trust Construction Co., Ltd.	11,951
308	Daiwa House Industry Co., Ltd.	3,110
2,900	Daiwa Securities Group, Inc.	11,710
548	Denso Corp.	16,282
500	Dentsu, Inc.	11,563
700	East Japan Railway Co.	42,298
500	Eisai Co., Ltd.	17,498
500	Electric Power Development Co., Ltd.	15,050
400	Fanuc, Ltd.	51,062
36,000	Fuji Heavy Industries, Ltd.	230,177
1,000	FUJIFILM Holdings Corp.	33,210
4,600	Fujitsu, Ltd.	32,368
1,900	Fukuoka Financial Group, Inc.	7,613
25,217	Hankyu Hanshin Holdings, Inc.	121,321
100	Hirose Electric Co., Ltd.	10,098
2,773	Hitachi, Ltd.	12,139
509	Hokkaido Electric Power Co., Inc.	10,142
1,600	Hokuhoku Financial Group, Inc.	2,937
2,500	Honda Motor Co., Ltd.	88,971
900	Hoya Corp.	21,982
200	Ibiden Co., Ltd.	5,095
3	INPEX Corp.	14,114
3,800	ITOCHU Corp.	34,785
1,164	Japan Steel Works, Ltd. (The)	10,968
8	Japan Tobacco, Inc.	26,660
700	JFE Holdings, Inc.	21,419
2,000	Joyo Bank, Ltd. (The)	8,720
700	JS Group Corp.	13,723
1,200	JTEKT Corp.	11,075
2,261	JX Holdings, Inc.	13,121
4,300	Kajima Corp.	10,419
1,100	Kansai Electric Power Co., Inc. (The)	26,723
1,000	Kao Corp.	24,397
5	KDDI Corp.	23,906
1,015	Keio Corp.	6,998

Shares		Value

Japan (continued)
110	Keyence Corp.	$23,990
5,300	Kintetsu Corp.	17,960
1,900	Kirin Holdings Co., Ltd.	27,051
53,100	Kobe Steel, Ltd.	124,585
1,800	Komatsu, Ltd.	41,880
4,900	Konami Corp.	86,517
1,100	Konica Minolta Holdings, Inc.	10,783
1,133	Kubota Corp.	10,393
1,000	Kuraray Co., Ltd.	12,656
300	Kyocera Corp.	28,384
5,200	Kyushu Electric Power Co., Inc.	118,775
4,200	Marubeni Corp.	23,751
900	Marui Group Co., Ltd.	6,735
3,600	MEIJI Holdings Co., Ltd.	169,882
4,300	Mitsubishi Chemical Holdings Corp.	21,866
2,600	Mitsubishi Corp.	61,781
4,200	Mitsubishi Electric Corp.	36,193
2,200	Mitsubishi Estate Co., Ltd.	35,817
1,400	Mitsubishi Gas Chemical Co., Inc.	8,144
6,000	Mitsubishi Heavy Industries, Ltd.	22,160
4,600	Mitsubishi Materials Corp.	13,229
14,856	Mitsubishi UFJ Financial Group, Inc.	68,983
3,400	Mitsui & Co., Ltd.	50,560
1,600	Mitsui Fudosan Co., Ltd.	26,999
2,700	Mitsui OSK Lines, Ltd.	16,990
17,000	Mizuho Financial Group, Inc.	24,663
750	MS&AD Insurance Group Holdings	17,260
500	Murata Manufacturing Co., Ltd.	26,442
1,583	NEC Corp.	4,210
100	Nidec Corp.	8,894
800	Nikon Corp.	14,841
137	Nintendo Co., Ltd.	34,366
14,056	Nippon Electric Glass Co., Ltd.	192,155
2,100	Nippon Express Co., Ltd.	8,003
5,989	Nippon Steel Corp.	20,395
3,800	Nippon Telegraph & Telephone Corp.	166,468
2,800	Nippon Yusen KK	11,479
20,200	Nissan Motor Co., Ltd.	176,921
400	Nitto Denko Corp.	15,675
1,900	NKSJ Holdings, Inc.	11,906
3,500	Nomura Holdings, Inc.	16,840
2,100	NSK, Ltd.	14,249
3	NTT Data Corp.	9,485
22	NTT DoCoMo, Inc.	36,747
1,100	Obayashi Corp.	4,392
400	Olympus Corp.	10,491
500	Omron Corp.	11,433
200	Oriental Land Co., Ltd.	18,651
180	ORIX Corp.	13,778
32,800	Osaka Gas Co., Ltd.	118,311
2,765	Panasonic Corp.	37,557
1,100	Resona Holdings, Inc.	9,879
1,100	Ricoh Co., Ltd.	15,586
200	Rohm Co., Ltd.	12,388
2,900	Sankyo Co., Ltd.	153,618
600	Secom Co., Ltd.	27,102
400	Sega Sammy Holdings, Inc.	6,111
300	Seiko Epson Corp.	4,557
2,000	Sekisui Chemical Co., Ltd.	12,129
1,700	Sekisui House, Ltd.	15,301
1,500	Seven & I Holdings Co., Ltd.	35,181
1,900	Sharp Corp.	18,941
700	Shin-Etsu Chemical Co., Ltd.	34,162
1,300	Shinsei Bank, Ltd.	921
700	Shiseido Co., Ltd.	15,727

Wilshire Variable Insurance Trust International Equity Fund Schedule of Investments	September 30, 2010 (Unaudited)

Shares		Value

Japan (continued)
2,100	Shizuoka Bank, Ltd. (The)	$18,098
2,800	Showa Denko KK	5,378
38	SMC Corp.	5,016
4,700	Softbank Corp.	153,805
4,544	Sojitz Corp.	8,170
1,800	Sony Corp.	55,576
3,200	Sumitomo Chemical Co., Ltd.	14,050
22,700	Sumitomo Corp.	292,755
1,900	Sumitomo Electric Industries, Ltd.	23,175
1,800	Sumitomo Heavy Industries, Ltd.	9,291
7,600	Sumitomo Metal Industries, Ltd.	19,213
1,300	Sumitomo Metal Mining Co., Ltd.	19,895
5,600	Sumitomo Mitsui Financial Group, Inc.	163,214
900	Sumitomo Realty & Development Co., Ltd.	18,630
2,600	Sumitomo Trust & Banking Co., Ltd. (The)	13,030
300	T&D Holdings, Inc.	6,263
1,300	Takashimaya Co., Ltd.	10,023
1,100	Takeda Pharmaceutical Co., Ltd.	50,576
200	TDK Corp.	11,177
3,100	Teijin, Ltd.	10,256
400	Terumo Corp.	21,238
2,500	Tobu Railway Co., Ltd.	14,433
900	Tohoku Electric Power Co., Inc.	19,926
891	Tokio Marine Holdings, Inc.	24,036
1,700	Tokyo Electric Power Co., Inc. (The)	41,527
300	Tokyo Electron, Ltd.	15,056
2,500	Tokyo Gas Co., Ltd.	11,371
3,000	Tokyu Corp.	13,267
2,100	Toppan Printing Co., Ltd.	16,444
2,700	Toray Industries, Inc.	15,051
6,000	Toshiba Corp.	29,020
500	Toyota Industries Corp.	13,388
4,355	Toyota Motor Corp.	156,105
500	Toyota Tsusho Corp.	7,368
4	West Japan Railway Co.	14,365
34	Yahoo! Japan Corp.	11,750
2,090	Yamada Denki Co., Ltd.	129,806
600	Yamaha Motor Co., Ltd.	9,032
1,200	Yamato Holdings Co., Ltd.	14,553
		5,740,648
Jersey — 0.1%
3,336	Atrium European Real Estate, Ltd.	18,585

Luxembourg — 0.7%
7,545	ArcelorMittal	248,887

Malaysia — 0.6%
83,700	Genting Malaysia BHD	91,934
38,800	Hong Leong Bank BHD	114,580
		206,514
Mexico — 1.5%
118,000	America Movil SAB de CV, Ser L	315,471
24,000	Grupo Financiero Banorte SAB de CV, Class O	91,064
52,400	Grupo Mexico SAB de CV, Ser B	151,071
		557,606
Netherlands — 3.9%
1,766	Aegon NV	10,600
550	Akzo Nobel NV	33,911
953	ASML Holding NV	28,368

Shares		Value

Netherlands (continued)
690	European Aeronautic Defence and Space Co. NV	$17,217
600	Heineken NV	31,120
4,786	ING Groep NV, CVA	49,629
1,780	Koninklijke Ahold NV	24,022
3,230	Koninklijke DSM NV	165,734
2,352	Koninklijke KPN NV	36,437
1,840	Koninklijke Philips Electronics NV	57,889
1,203	Reed Elsevier NV	15,195
5,853	Royal Dutch Shell PLC, Class A	176,356
13,098	Royal Dutch Shell PLC, Class B	382,615
922	TNT NV	24,810
13,345	Unilever NV, CVA	399,586
660	Wolters Kluwer NV	13,869
		1,467,358
New Zealand — 0.0%
7,043	Telecom Corp. of New Zealand, Ltd.	10,479

Norway — 0.3%
2,322	DnB NOR ASA	31,717
2,200	Norsk Hydro ASA	13,341
2,150	Orkla ASA	19,871
1,472	Statoil ASA	30,829
965	Telenor ASA	15,166
		110,924
Philippines — 0.2%
3,200	Globe Telecom, Inc.	64,982

Poland — 0.2%
7,000	Grupa Lotos SA †	74,719

Portugal — 0.1%
3,730	Banco Comercial Portugues SA, Class R	3,250
1,620	Brisa Auto-Estradas de Portugal SA	10,461
4,750	Energias de Portugal SA	16,283
770	Portugal Telecom SGPS SA	10,242
		40,236
Russia — 0.9%
5,000	Gazprom OAO ADR	105,335
6,900	Tatneft ADR	215,979
		321,314
Singapore — 2.4%
3,000	DBS Group Holdings, Ltd.	32,098
9,800	Jardine Cycle & Carriage, Ltd.	293,190
3,908	Keppel Corp., Ltd.	26,681
6,000	Oversea-Chinese Banking Corp., Ltd.	40,342
2,500	Singapore Airlines, Ltd.	31,037
1,825	Singapore Airport Terminal Services, Ltd.	3,955
71,200	Singapore Telecommunications, Ltd.	169,938
22,200	United Overseas Bank, Ltd.	308,772
		906,013
South Africa — 2.5%
3,750	AngloGold Ashanti, Ltd.	173,704
10,000	Aspen Pharmacare Holdings, Ltd.	134,837
7,700	Gold Fields, Ltd.	117,187
11,000	Remgro, Ltd.	172,170
12,100	Shoprite Holdings, Ltd.	171,557
3,000	Tiger Brands, Ltd.	81,540
644	Trans Hex Group, Ltd. †	313
9,450	Vodacom Group, Ltd.	93,792
		945,100

Wilshire Variable Insurance Trust International Equity Fund Schedule of Investments	September 30, 2010 (Unaudited)

Shares		Value

South Korea — 2.6%
600	Honam Petrochemical Corp.	$111,870
1,100	Hyosung Corp.	118,836
3,900	Hyundai Marine & Fire Insurance Co., Ltd.	76,013
1,425	LG Corp.	103,132
525	LG Innotek Co., Ltd.	64,503
650	Samsung Electronics Co., Ltd.	442,714
1,100	S-Oil Corp.	68,053
		985,121
Spain — 3.9%
609	Abertis Infraestructuras SA	11,360
138	Acciona SA	11,673
144	ACS Actividades de Construccion y Servicios SA	7,195
6,885	Banco Bilbao Vizcaya Argentaria SA	93,159
1,882	Banco Popular Espanol SA	11,960
45,238	Banco Santander SA	574,111
1,560	Ferrovial SA	14,629
210	Fomento de Construcciones y Contratas SA	5,808
6,683	Iberdrola SA	51,528
380	Inditex SA	30,205
11,440	Repsol YPF SA	294,883
13,869	Telefonica SA	344,207
		1,450,718
Sweden — 2.0%
800	Assa Abloy AB, Class B	20,227
1,400	Atlas Copco AB, Class B	24,719
14,400	Atlas Copco AB, Class A	278,607
600	Electrolux AB, Ser B	14,798
1,690	Hennes & Mauritz AB, Class B	61,356
6,200	Nordea Bank AB	64,803
2,000	Sandvik AB	30,720
1,000	Scania AB, Class B	22,134
1,100	Securitas AB, Class B	11,882
3,840	Skandinaviska Enskilda Banken AB, Class A	28,596
1,200	SKF AB, Class B	27,688
1,500	Svenska Cellulosa AB, Class B	22,869
1,100	Svenska Handelsbanken AB, Class A	36,157
3,777	Telefonaktiebolaget LM Ericsson, Class B	41,437
4,100	TeliaSonera AB	33,263
2,283	Volvo AB, Class B	33,653
		752,909
Switzerland — 5.0%
3,841	ABB, Ltd.	81,123
1,400	ACE, Ltd.	81,550
130	Actelion, Ltd. †	5,209
340	Adecco SA	17,779
2,000	Baloise Holding AG	180,499
1,100	Cie Financiere Richemont SA	53,087
1,883	Credit Suisse Group AG	80,243
90	Geberit AG	16,041
530	Holcim, Ltd.	34,066
3,700	Julius Baer Group, Ltd.	134,817
5,639	Nestle SA	300,677
325	Nobel Biocare Holding AG	5,845
7,328	Novartis AG	421,892
1,091	Roche Holding AG	149,104
1,470	STMicroelectronics NV	11,247
79	Swatch Group AG (The)	29,767
66	Swiss Life Holding AG	7,522
764	Swiss Reinsurance Co., Ltd.	33,522

Shares		Value

Switzerland (continued)
48	Swisscom AG	$19,386
166	Syngenta AG	41,305
149	Synthes, Inc.	17,250
4,866	UBS AG	82,868
260	Zurich Financial Services AG	60,967
		1,865,766
Thailand — 0.3%
18,100	PTT Exploration & Production PLC	91,910

Turkey — 0.2%
18,500	KOC Holding AS	87,999

United Kingdom — 14.2%
2,297	3i Group PLC	10,354
4,607	Anglo American PLC	182,848
5,315	AstraZeneca PLC	269,757
4,840	Aviva PLC	30,335
6,290	BAE Systems PLC	33,868
16,799	Barclays PLC	78,950
5,198	BG Group PLC	91,510
9,663	BHP Billiton PLC	308,137
30,463	BP PLC	208,403
7,343	British American Tobacco PLC	274,194
1,069	British Land Co. PLC	7,816
2,330	British Sky Broadcasting Group PLC	25,890
7,318	BT Group PLC, Class A	16,077
4,422	Cable & Wireless Communications PLC	3,950
4,422	Cable & Wireless Worldwide PLC	5,086
1,219	Capita Group PLC (The)	15,061
400	Carnival PLC	15,773
9,673	Centrica PLC	49,168
18,980	Compass Group PLC	158,345
3,710	Diageo PLC	63,843
8,510	Enterprise Inns PLC	14,392
28,000	G4S PLC	112,210
8,732	GlaxoSmithKline PLC	172,216
490	Hammerson PLC	3,037
2,878	Home Retail Group PLC	9,325
26,785	HSBC Holdings PLC	270,921
12,960	Imperial Tobacco Group PLC	386,556
619	Intercontinental Hotels Group PLC	11,052
3,260	International Power PLC	19,857
3,120	J Sainsbury PLC	19,168
830	Johnson Matthey PLC	22,975
4,950	Kingfisher PLC	18,238
970	Land Securities Group PLC	9,760
13,730	Legal & General Group PLC	22,329
14,104	Lloyds Banking Group PLC	16,361
350	London Stock Exchange Group PLC	3,745
3,512	Man Group PLC	12,099
2,730	Marks & Spencer Group PLC	16,673
20,723	National Grid PLC	175,755
8,640	Next PLC	301,157
12,240	Old Mutual PLC	26,710
1,940	Pearson PLC	30,080
4,759	Prudential PLC	47,550
831	Reckitt Benckiser Group PLC	45,764
1,930	Reed Elsevier PLC	16,318
2,290	Rexam PLC	11,059
5,933	Rio Tinto PLC	347,531
3,689	Rolls-Royce Group PLC	35,031
28,552	Royal Bank of Scotland Group PLC †	21,176
5,679	RSA Insurance Group PLC	11,668

Wilshire Variable Insurance Trust International Equity Fund Schedule of Investments	September 30, 2010 (Unaudited)

Shares		Value

United Kingdom (continued)
1,780	SABMiller PLC	$56,977
4,410	Sage Group PLC (The)	19,157
1,550	Scottish & Southern Energy PLC	27,237
500	Severn Trent PLC	10,289
2,010	Smith & Nephew PLC	18,326
1,276	Smiths Group PLC	24,471
20,089	Standard Chartered PLC	576,771
11,297	Tesco PLC	75,348
2,071	Tullow Oil PLC	41,452
2,529	Unilever PLC	73,188
1,228	United Utilities Group PLC	11,051
80,414	Vodafone Group PLC	198,385
625	Whitbread PLC	15,964
2,185	WM Morrison Supermarkets PLC	10,161
157	Wolseley PLC	3,947
2,730	WPP PLC	30,265
3,750	Xstrata PLC	71,823
		5,324,890
United States — 0.5%
3,350	Philip Morris International, Inc.	187,667
411	Thomson Reuters Corp.	15,460
		203,127
Total Common Stock (Cost $35,779,291)		35,877,107

PREFERRED STOCK — 3.0%
Brazil — 2.8%
6,413	Banco Bradesco SA	128,162
4,700	Cia Paranaense de Energia	102,893
34,170	Investimentos Itau SA	258,903
12,600	Petroleo Brasileiro SA, Class Preference	203,737
12,800	Vale SA, Class Preference	350,445
		1,044,140
Germany — 0.2%
550	Henkel AG & Co. KGAA	29,536
190	Porsche Automobil Holding SE	9,469
160	Volkswagen AG	19,299
		58,304
Total Preferred Stock (Cost $1,076,864)		1,102,444

EXCHANGE TRADED FUNDS — 0.4%
3,000	iShares MSCI EAFE Index Fund	164,760

Total Exchange Traded Funds (Cost $151,623)		164,760

RIGHTS — 0.0%
245	Michelin	684
	Total Rights (Cost $—)

PRIVATE COMPANY — 0.0%
7,765	BGP Holdings PLC † (Cost $–)	—

Total Investments — 99.1%
(Cost $37,007,778)‡		37,144,995

Other Assets & Liabilities, Net — 0.9%		332,714

NET ASSETS — 100.0%	$37,477,709

†	Non-income producing security.
^	Securities incorporated in the same country but traded on different exchanges.

ADR — American Depositary Receipt
EAFE —Europe Australasia and Far East
MSCI — Morgan Stanley Capital International
PLC — Public Limited Company
PPS — Price Protected Shares

‡
At September 30, 2010, the tax basis cost of the Fund's investments was $37,007,778, and the unrealized appreciation and depreciation were $4,753,493 and $(4,616,276), respectively.

For information regarding the Fund's policy regarding valuation of investments and other accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Amounts designated as “—“ are either $0 or have been rounded to $0.

Wilshire Variable Insurance Trust International Equity Fund Schedule of Investments	September 30, 2010 (Unaudited)

The following is a summary of the inputs used as of September 30, 2010, in valuing the Fund’s investments carried at value:

Investment in Securities
	Level 1	Level 2		Level 3		Total
Common Stock
Australia	$—	$1,657,417	*	$—		$1,657,417
Austria	—	130,705	*	—		130,705
Belgium	3	164,008	*	—		164,011
Bermuda	—	21,401	*	—		21,401
Brazil	—	311,418	*	—		311,418
Canada	1,402,320	—		—		1,402,320
Cayman Islands	—	110,969	*	—		110,969
China	—	964,637	*	—		964,637
Denmark	—	150,947	*	—		150,947
Finland	—	652,099	*	—		652,099
France	7,328	2,687,564	*	—		2,694,892
Germany	—	2,706,736	*	—		2,706,736
Greece	—	35,096	*	—		35,096
Guernsey	—	632	*	—		632
Hong Kong	—	1,502,945	*	—		1,502,945
India	328,736	—		—		328,736
Indonesia	—	423,956	*	—		423,956
Ireland	—	52,484	*	—		52,484
Israel	263,750	79,890	*	—		343,640
Italy	—	746,261	*	—		746,261
Japan	—	5,740,648	*	—		5,740,648
Jersey	—	18,585	*	—		18,585
Luxembourg	—	248,887	*	—		248,887
Malaysia	—	206,514	*	—		206,514
Mexico	557,606	—		—		557,606
Netherlands	—	1,467,358	*	—		1,467,358
New Zealand	—	10,479	*	—		10,479
Norway	—	110,924	*	—		110,924
Phillippines	—	64,982	*	—		64,982
Poland	—	74,719	*	—		74,719
Portugal	—	40,236	*	—		40,236
Russia	—	321,314	*	—		321,314
Singapore	—	906,013	*	—		906,013
South Africa	—	945,100	*	—		945,100
South Korea	—	985,121	*	—		985,121
Spain	—	1,450,718	*	—		1,450,718
Sweden	—	752,909	*	—		752,909
Switzerland	81,550	1,784,216	*	—		1,865,766
Thailand	—	91,910	*	—		91,910
Turkey	—	87,999	*	—		87,999
United Kingdom	—	5,324,890	*	—		5,324,890
United States	203,127	—		—		203,127
	2,844,420	33,032,687		—		35,877,107
Preferred Stock
Brazil	1,044,140	—		—		1,044,140
Germany	—	58,304	*	—		58,304
	1,044,140	58,304		—		1,102,444

Exchange Traded Fund	164,760	—		—		164,760
Rights	684	—		—		684
Private Company	—	—		—	††	—
Total Investments in Securities	$4,054,004	$33,090,991		—		$37,144,995

Wilshire Variable Insurance Trust International Equity Fund Schedule of Investments	September 30, 2010 (Unaudited)

*
Represents securities trading primarily outside the United States,the values of which were adjusted as a result of market movements following the close of local trading through the application of a third party valuation model.

††	This security was categorized as Level 3 and had a market value of $0as of September 30, 2010.

For the period ended September 30, 2010, the transfers out of Level 1 and into Level 2 were $508,166 and the transfers out of Level 2 and into Level 1 were $5,649,012. The transfers were related to the fair value of certain international securities.

Wilshire Variable Insurance Trust Small Cap Growth Fund Schedule of Investments	September 30, 2010 (Unaudited)

Shares		Value

COMMON STOCK — 98.4%††
Consumer Discretionary — 17.5%
152	1-800-Flowers.com, Inc., Class A †	$287
1,182	99 Cents Only Stores †	22,316
599	AFC Enterprises, Inc. †	7,428
640	Ambassadors Group, Inc.	7,258
197	American Apparel, Inc. †	242
1,679	American Axle & Manufacturing Holdings, Inc. †	15,145
74	American Greetings Corp., Class A	1,375
551	American Public Education, Inc. †	18,106
153	America's Car-Mart, Inc. †	3,853
10,921	Amerigon, Inc. †	112,486
793	Ameristar Casinos, Inc.	13,838
1,854	AnnTaylor Stores Corp. †	37,525
801	Arbitron, Inc.	22,404
817	Asbury Automotive Group, Inc. †	11,495
410	Ballantyne Strong, Inc. †	3,547
255	Bebe Stores, Inc.	1,839
2,547	Belo Corp., Class A †	15,791
619	Big 5 Sporting Goods Corp.	8,307
4	Biglari Holdings, Inc. †	1,315
8,149	BJ's Restaurants, Inc. †	229,476
378	Blue Nile, Inc. †	16,817
50	Blyth, Inc.	2,062
127	Bon-Ton Stores, Inc. (The)	1,292
581	Bridgepoint Education, Inc. †	8,982
830	Brown Shoe Co., Inc.	9,520
2,763	Brunswick Corp.	42,053
761	Buckle, Inc. (The)	20,197
9,553	Buffalo Wild Wings, Inc. †	457,493
580	California Pizza Kitchen, Inc. †	9,895
424	Cambium Learning Group, Inc. †	1,357
501	Capella Education Co. †	38,888
232	Caribou Coffee Co., Inc. †	2,413
171	Carmike Cinemas, Inc. †	1,491
358	Carrols Restaurant Group, Inc. †	1,897
1,754	Carter's, Inc. †	46,183
1,066	Casual Male Retail Group, Inc. †	4,349
831	Cato Corp. (The), Class A	22,238
39	Cavco Industries, Inc. †	1,400
659	CEC Entertainment, Inc. †	22,623
1,822	Cheesecake Factory, Inc. (The) †	48,228
259	Cherokee, Inc.	4,724
725	Children's Place Retail Stores, Inc. (The) †	35,358
586	Christopher & Banks Corp.	4,635
58	Churchill Downs, Inc.	2,072
15,526	Cinemark Holdings, Inc.	249,969
447	Citi Trends, Inc. †	10,822
510	CKX, Inc. †	2,499
948	Coinstar, Inc. †	40,755
1,818	Coldwater Creek, Inc. †	9,581
1,298	Collective Brands, Inc. †	20,950
1,837	Cooper Tire & Rubber Co.	36,060
46	Core-Mark Holding Co., Inc. †	1,424
2,646	Corinthian Colleges, Inc. †	18,575
171	CPI Corp.	4,425
654	Cracker Barrel Old Country Store, Inc.	33,197
2,683	CROCS, Inc. †	34,906
129	Crown Media Holdings, Inc., Class A †	308
257	Culp, Inc. †	2,519
3,951	Dana Holding Corp. †	48,676
1,170	Deckers Outdoor Corp. †	58,453
3,246	Denny's Corp. †	10,095

Shares		Value

Consumer Discretionary (continued)
161	Destination Maternity Corp. †	$5,300
94	Dex One Corp. †	1,154
560	DineEquity, Inc. †	25,189
400	Domino's Pizza, Inc. †	5,288
324	Dorman Products, Inc. †	9,986
1,734	Dress Barn, Inc. (The) †	41,183
229	Drew Industries, Inc. †	4,777
2,930	Drugstore.com, Inc. †	5,626
399	DSW, Inc., Class A †	11,451
8,215	Eastman Kodak Co. †	34,503
150	Einstein Noah Restaurant Group, Inc. †	1,590
780	Empire Resorts, Inc. †	866
556	Entercom Communications Corp., Class A †	4,370
1,397	Entravision Communications Corp., Class A †	2,780
243	Ethan Allen Interiors, Inc.	4,243
537	Exide Technologies †	2,572
9,700	Express, Inc. †	147,537
493	Finish Line, Inc. (The), Class A	6,858
426	Fuel Systems Solutions, Inc. †	16,661
72	Genesco, Inc. †	2,151
443	G-III Apparel Group, Ltd. †	13,901
623	Global Sources, Ltd. †	4,704
902	Grand Canyon Education, Inc. †	19,781
155	Group 1 Automotive, Inc. †	4,631
876	Gymboree Corp. †	36,389
1,085	Harte-Hanks, Inc.	12,662
373	hhgregg, Inc. †	9,236
862	Hibbett Sports, Inc. †	21,507
3,353	Home Inns & Hotels Management, Inc. ADR †	165,772
585	HOT Topic, Inc.	3,504
1,172	HSN, Inc. †	35,043
1,189	Interval Leisure Group, Inc. †	16,016
661	iRobot Corp. †	12,275
98	Isle of Capri Casinos, Inc. †	702
1,569	Jack in the Box, Inc. †	33,639
1,705	Jamba, Inc. †	3,734
860	Jo-Ann Stores, Inc. †	38,313
1,242	Joe's Jeans, Inc. †	2,621
828	JOS A Bank Clothiers, Inc. †	35,281
751	K12, Inc. †	21,802
78	Kenneth Cole Productions, Inc., Class A †	1,300
500	Kirkland's, Inc. †	6,930
811	Knology, Inc. †	10,892
1,965	Krispy Kreme Doughnuts, Inc. †	9,000
402	K-Swiss, Inc., Class A †	5,126
138	Lacrosse Footwear, Inc.	1,906
171	La-Z-Boy, Inc., Class Z †	1,443
829	Leapfrog Enterprises, Inc., Class A †	4,543
184	Learning Tree International, Inc.	1,862
1,291	Lee Enterprises, Inc. †	3,460
1,151	Life Time Fitness, Inc. †	45,430
485	Lincoln Educational Services Corp. †	6,989
1,363	Lions Gate Entertainment Corp. †	10,018
2,802	Liz Claiborne, Inc. †	17,036
233	LodgeNet Interactive Corp. †	652
656	Lumber Liquidators Holdings, Inc. †	16,118
642	Maidenform Brands, Inc. †	18,522
298	Marine Products Corp. †	1,830
773	Martha Stewart Living Omnimedia, Class A †	3,664
912	Matthews International Corp., Class A	32,248
1,683	McClatchy Co. (The), Class A †	6,614

Wilshire Variable Insurance Trust Small Cap Growth Fund Schedule of Investments	September 30, 2010 (Unaudited)

Shares		Value

Consumer Discretionary (continued)
186	McCormick & Schmick's Seafood Restaurants, Inc. †	$1,447
140	Media General, Inc., Class A †	1,254
477	Midas, Inc. †	3,630
83	Monarch Casino & Resort, Inc. †	930
3,475	Monro Muffler Brake, Inc.	160,232
244	Morgans Hotel Group Co. †	1,786
215	Multimedia Games, Inc. †	795
14,499	National American University Holdings, Inc.	97,433
8,577	National CineMedia, Inc.	153,528
144	National Presto Industries, Inc.	15,332
889	NutriSystem, Inc.	17,104
1,035	OfficeMax, Inc. †	13,548
519	Orbitz Worldwide, Inc. †	3,270
446	Overstock.com, Inc. †	7,011
409	Oxford Industries, Inc.	9,726
500	Papa John's International, Inc. †	13,190
351	Peet's Coffee & Tea, Inc. †	12,015
474	Penske Automotive Group, Inc. †	6,257
694	PetMed Express, Inc.	12,145
698	PF Chang's China Bistro, Inc.	32,247
3,373	Pier 1 Imports, Inc. †	27,625
244	Pinnacle Entertainment, Inc. †	2,721
453	Playboy Enterprises, Inc., Class B †	2,329
936	Polaris Industries, Inc.	60,933
1,437	Pool Corp.	28,840
235	Pre-Paid Legal Services, Inc. †	14,685
25	PRIMEDIA, Inc.	95
470	Princeton Review, Inc. †	959
142	ReachLocal, Inc. †	1,957
280	Rentrak Corp. †	7,076
657	Retail Ventures, Inc. †	7,069
246	RG Barry Corp.	2,531
417	Rue21, Inc. †	10,763
898	Ruth's Hospitality Group, Inc. †	3,601
2,437	Sally Beauty Holdings, Inc. †	27,294
929	Scientific Games Corp., Class A †	9,011
570	Sealy Corp. †	1,391
1,300	Select Comfort Corp. †	8,814
52	Shoe Carnival, Inc. †	1,051
1,611	Shuffle Master, Inc. †	13,548
6,343	Shutterfly, Inc. †	164,855
1,078	Skechers U.S.A., Inc., Class A †	25,322
1,786	Smith & Wesson Holding Corp. †	6,358
205	Sonic Automotive, Inc., Class A †	2,015
1,770	Sonic Corp. †	14,302
12,203	Sotheby's	449,314
143	Standard Motor Products, Inc.	1,506
382	Stein Mart, Inc. †	3,373
432	Steiner Leisure, Ltd. †	16,459
4,110	Steven Madden, Ltd. †	168,757
440	Stoneridge, Inc. †	4,624
606	Sturm Ruger & Co., Inc.	8,266
318	Summer Infant, Inc. †	2,487
167	Superior Industries International, Inc.	2,886
361	SuperMedia, Inc. †	3,816
264	Systemax, Inc.	3,242
1,745	Talbots, Inc. †	22,860
6,793	Tenneco, Inc. †	196,793
1,712	Texas Roadhouse, Inc., Class A †	24,071
888	Timberland Co. (The), Class A †	17,591
760	True Religion Apparel, Inc. †	16,218
8,265	Ulta Salon Cosmetics & Fragrance, Inc. †	241,338
7,662	Under Armour, Inc., Class A †	345,096

Shares		Value

Consumer Discretionary (continued)
174	Universal Electronics, Inc. †	$3,628
629	Universal Technical Institute, Inc.	12,297
11,429	US Auto Parts Network, Inc. †	93,718
1,473	Valassis Communications, Inc. †	49,920
46	Value Line, Inc.	638
422	Vitacost.com, Inc. †	2,536
11,698	Vitamin Shoppe, Inc. †	321,110
578	Volcom, Inc. †	11,051
1,344	Warnaco Group, Inc. (The) †	68,719
412	Warner Music Group Corp. †	1,854
158	Westwood One, Inc. †	1,341
2,337	Wet Seal, Inc. (The), Class A †	7,922
116	Weyco Group, Inc.	2,810
70	Winmark Corp.	2,341
828	Winnebago Industries, Inc. †	8,628
1,490	Wolverine World Wide, Inc.	43,225
576	World Wrestling Entertainment, Inc., Class A	8,012
644	Zumiez, Inc. †	13,627
		6,144,694
Consumer Staples — 3.5%
43	Alico, Inc.	999
41	Arden Group, Inc., Class A	3,383
755	B&G Foods, Inc., Class A	8,245
260	Boston Beer Co., Inc., Class A †	17,386
355	Calavo Growers, Inc.	7,696
388	Cal-Maine Foods, Inc.	11,244
472	Casey's General Stores, Inc.	19,706
199	Cellu Tissue Holdings, Inc. †	2,374
125	Coca-Cola Bottling Co. Consolidated	6,616
1,952	Darling International, Inc. †	16,631
644	Diamond Foods, Inc.	26,398
17	Farmer Bros Co.	272
515	Female Health Co. (The)	2,652
281	Great Atlantic & Pacific Tea Co. †	1,113
11,885	Green Mountain Coffee Roasters, Inc. †	370,693
2,486	Heckmann Corp. †	9,696
412	Inter Parfums, Inc.	7,247
405	J&J Snack Foods Corp.	16,982
582	Lancaster Colony Corp.	27,645
790	Lance, Inc.	16,827
165	Lifeway Foods, Inc. †	1,736
232	Limoneira Co.	4,672
403	Medifast, Inc. †	10,933
333	National Beverage Corp.	4,662
222	Nature's Sunshine Products, Inc. †	1,985
8,325	Nu Skin Enterprises, Inc., Class A	239,760
89	Pantry, Inc. (The) †	2,146
611	Pilgrim's Pride Corp. †	3,434
477	Pricesmart, Inc.	13,895
166	Revlon, Inc., Class A †	2,095
1,311	Rite Aid Corp. †	1,236
658	Ruddick Corp.	22,819
619	Sanderson Farms, Inc.	26,796
51	Schiff Nutrition International, Inc.	418
945	Smart Balance, Inc. †	3,667
2,574	Star Scientific, Inc. †	5,406
39	Susser Holdings Corp. †	546
541	Synutra International, Inc. †	6,249
664	Tootsie Roll Industries, Inc.	16,520
6,799	United Natural Foods, Inc. †	225,319
182	USANA Health Sciences, Inc. †	7,346
951	Vector Group, Ltd.	17,789
101	Village Super Market, Inc., Class A	2,822

Wilshire Variable Insurance Trust Small Cap Growth Fund Schedule of Investments	September 30, 2010 (Unaudited)

Shares		Value

Consumer Staples (continued)
468	WD-40 Co.	$17,793
		1,213,849
Energy — 4.8%
724	Abraxas Petroleum Corp. †	2,056
1,413	American Oil & Gas, Inc. †	11,445
311	Apco Oil and Gas International, Inc.	10,764
8,379	Atlas Energy, Inc. †	239,975
924	BPZ Resources, Inc. †	3,539
11,844	Brigham Exploration Co. †	222,075
819	Callon Petroleum Co. †	4,054
1,355	CAMAC Energy, Inc. †	4,323
2,599	CARBO Ceramics, Inc.	210,519
950	Carrizo Oil & Gas, Inc. †	22,743
587	Cheniere Energy, Inc. †	1,479
149	Clayton Williams Energy, Inc. †	7,538
1,185	Clean Energy Fuels Corp. †	16,839
202	Cloud Peak Energy, Inc. †	3,687
252	Contango Oil & Gas Co. †	12,640
1,010	Dril-Quip, Inc. †	62,731
3,629	Endeavour International Corp. †	4,681
1,608	Energy XXI Bermuda, Ltd. †	37,161
433	Evolution Petroleum Corp. †	2,602
1,420	FX Energy, Inc. †	5,879
151	Golar LNG, Ltd.	1,891
817	Gulfport Energy Corp. †	11,307
107	Hallador Energy Co.	1,244
66	Halliburton Co.	2,183
511	Houston American Energy Corp.	5,110
3,563	ION Geophysical Corp. †	18,314
37	Isramco, Inc. †	2,227
702	James River Coal Co. †	12,306
215	Key Energy Services, Inc. †	2,045
3,693	Kodiak Oil & Gas Corp. †	12,519
472	L&L Energy, Inc. †	3,785
894	Lufkin Industries, Inc.	39,247
1,370	Magnum Hunter Resources Corp. †	5,672
130	Matrix Service Co. †	1,138
2,503	McMoRan Exploration Co. †	43,077
191	Newpark Resources, Inc. †	1,604
1,320	Northern Oil and Gas, Inc. †	22,361
13,663	Oasis Petroleum, Inc. †	264,652
108	OYO Geospace Corp. †	6,251
244	Panhandle Oil and Gas, Inc., Class A	6,024
370	Petroquest Energy, Inc. †	2,253
1,473	RAM Energy Resources, Inc. †	2,298
6,111	Rentech, Inc. †	6,026
104	Resolute Energy Corp. †	1,150
214	Rex Energy Corp. †	2,739
1,042	Rosetta Resources, Inc. †	24,477
6,228	Rowan Cos., Inc. †	189,082
865	RPC, Inc.	18,303
303	Scorpio Tankers, Inc. †	3,421
95	Stone Energy Corp. †	1,399
2,122	Syntroleum Corp. †	3,968
402	Tetra Technologies, Inc. †	4,100
4,121	TransAtlantic Petroleum, Ltd. †	12,198
1,831	Uranium Energy Corp. †	6,006
124	Vaalco Energy, Inc. †	712
137	Venoco, Inc. †	2,689
206	W&T Offshore, Inc.	2,184
399	Warren Resources, Inc. †	1,584
1,103	World Fuel Services Corp.	28,689
		1,662,965

Shares		Value

Financials — 4.3%
247	Acadia Realty Trust	$4,693
344	Advance America Cash Advance Centers, Inc.	1,386
42	Alexander's, Inc.	13,263
38	Arrow Financial Corp.	956
713	Artio Global Investors, Inc., Class A	10,909
496	Associated Estates Realty Corp.	6,934
29	Bank of the Ozarks, Inc.	1,076
1,655	BGC Partners, Inc., Class A	9,880
73	Bridge Bancorp, Inc.	1,824
780	Cardtronics, Inc. †	12,036
272	Cash America International, Inc.	9,520
529	CNO Financial Group, Inc. †	2,931
415	Cohen & Steers, Inc.	9,006
168	CompuCredit Holdings Corp.	810
541	Crawford & Co., Class B †	1,315
189	Credit Acceptance Corp. †	11,391
67	Diamond Hill Investment Group, Inc.	4,891
7,395	Dollar Financial Corp. †	154,334
805	Duff & Phelps Corp., Class A	10,843
468	DuPont Fabros Technology, Inc.	11,770
379	EastGroup Properties, Inc.	14,167
758	eHealth, Inc. †	9,793
4,486	Encore Capital Group, Inc. †	80,838
377	Epoch Holding Corp.	4,856
505	Equity Lifestyle Properties, Inc.	27,512
147	Equity One, Inc.	2,481
4,663	Evercore Partners, Inc., Class A	133,408
1,304	Ezcorp, Inc., Class A †	26,132
1,279	FelCor Lodging Trust, Inc. †	5,883
366	Financial Engines, Inc. †	4,861
183	First American Financial Corp.	2,734
895	First Cash Financial Services, Inc. †	24,836
283	First Financial Bankshares, Inc.	13,298
144	GAMCO Investors, Inc., Class A	5,548
284	Getty Realty Corp.	7,620
1,285	GFI Group, Inc.	5,962
1,195	Gleacher & Co., Inc. †	1,924
14	Heritage Financial Group	118
353	HFF, Inc., Class A †	3,276
362	Home Properties, Inc.	19,150
134	Investors Bancorp, Inc. †	1,586
47	JMP Group, Inc.	287
710	KBW, Inc.	18,176
552	Kennedy-Wilson Holdings, Inc. †	5,851
2,625	Ladenburg Thalmann Financial Services, Inc. †	2,678
196	Life Partners Holdings, Inc.	3,730
128	LTC Properties, Inc.	3,267
852	MarketAxess Holdings, Inc.	14,467
583	Mid-America Apartment Communities, Inc.	33,977
297	National Health Investors, Inc.	13,086
81	Nelnet, Inc., Class A	1,853
66	NewStar Financial, Inc. †	489
519	Omega Healthcare Investors, Inc.	11,652
1,264	optionsXpress Holdings, Inc. †	19,415
409	Oritani Financial Corp.	4,082
6,896	Portfolio Recovery Associates, Inc. †	445,826
625	Potlatch Corp.	21,250
113	PS Business Parks, Inc.	6,392
262	Pzena Investment Management, Inc., Class A	1,800
441	Rodman & Renshaw Capital Group, Inc. †	948
63	S.Y. Bancorp, Inc.	1,564

Wilshire Variable Insurance Trust Small Cap Growth Fund Schedule of Investments	September 30, 2010 (Unaudited)

Shares		Value

Financials (continued)
77	Safeguard Scientifics, Inc. †	$965
136	Saul Centers, Inc.	5,705
1,211	Signature Bank †	47,035
935	Stifel Financial Corp. †	43,281
995	Strategic Hotels & Resorts, Inc. †	4,219
99	Suffolk Bancorp	2,507
678	Tanger Factory Outlet Centers	31,961
170	Tejon Ranch Co. †	3,684
1	Teton Advisors, Inc., Class A †	7
550	Tower Group, Inc.	12,842
291	TradeStation Group, Inc. †	1,915
222	Trustco Bank Corp.	1,234
172	Universal Health Realty Income Trust	5,918
83	Urstadt Biddle Properties, Inc., Class A	1,501
191	ViewPoint Financial Group	1,767
136	Virtus Investment Partners, Inc. †	4,115
440	Washington Real Estate Investment Trust	13,961
408	Westamerica Bancorporation	22,232
171	Westwood Holdings Group, Inc.	5,785
230	World Acceptance Corp. †	10,157
		1,507,332
Health Care — 16.0%
665	Abaxis, Inc. †	15,361
935	ABIOMED, Inc. †	9,920
1,026	Accelrys, Inc. †	7,141
331	Accretive Health, Inc. †	3,585
1,529	Accuray, Inc. †	9,510
1,162	Acorda Therapeutics, Inc. †	38,369
277	Acura Pharmaceuticals, Inc. †	690
582	Affymax, Inc. †	3,463
473	Affymetrix, Inc. †	2,157
410	AGA Medical Holdings, Inc. †	5,724
3,764	Air Methods Corp. †	156,507
1,894	Akorn, Inc. †	7,652
1,123	Alexza Pharmaceuticals, Inc. †	3,560
15,569	Align Technology, Inc. †	304,841
195	Alimera Sciences, Inc. †	1,866
895	Alkermes, Inc. †	13,112
823	Alliance HealthCare Services, Inc. †	3,769
229	Allied Healthcare International, Inc. †	573
2,406	Allos Therapeutics, Inc. †	11,356
245	Almost Family, Inc. †	7,259
1,098	Alnylam Pharmaceuticals, Inc. †	13,483
1,191	Alphatec Holdings, Inc. †	2,537
633	AMAG Pharmaceuticals, Inc. †	10,894
835	Amedisys, Inc. †	19,873
281	America Service Group, Inc.	4,181
37	American Dental Partners, Inc. †	446
2,265	American Medical Systems Holdings, Inc. †	44,349
202	AMERIGROUP Corp. †	8,579
515	AMN Healthcare Services, Inc. †	2,647
283	Analogic Corp.	12,701
2,031	Antares Pharma, Inc. †	2,945
182	Anthera Pharmaceuticals, Inc. †	763
711	Aoxing Pharmaceutical Co., Inc. †	2,176
421	Ardea Biosciences, Inc. †	9,683
3,574	Arena Pharmaceuticals, Inc. †	5,611
3,247	Ariad Pharmaceuticals, Inc. †	12,404
1,230	Arqule, Inc. †	6,334
1,612	Array Biopharma, Inc. †	5,207
861	Arthrocare Corp. †	23,402
1,114	AspenBio Pharma, Inc. †	568
12,104	athenahealth, Inc. †	399,674

Shares		Value

Health Care (continued)
52	Atrion Corp.	$8,190
1,278	Auxilium Pharmaceuticals, Inc. †	31,669
2,041	AVANIR Pharmaceuticals, Inc., Class A †	6,511
276	AVEO Pharmaceuticals, Inc. †	3,075
3,392	AVI BioPharma, Inc. †	6,241
871	BioCryst Pharmaceuticals, Inc. †	4,303
456	Biodel, Inc. †	2,417
421	BioMimetic Therapeutics, Inc. †	4,799
722	Bio-Reference Labs, Inc. †	15,061
1,840	Biosante Pharmaceuticals, Inc. †	3,091
893	BioScrip, Inc. †	4,608
123	Biospecifics Technologies Corp. †	3,311
611	Biotime, Inc. †	2,902
251	BMP Sunstone Corp. †	1,908
2,135	Bruker Corp. †	29,954
837	Cadence Pharmaceuticals, Inc. †	6,989
1,276	Caliper Life Sciences, Inc. †	5,091
132	Caraco Pharmaceutical Laboratories, Ltd. †	710
257	CardioNet, Inc. †	1,159
1,136	Catalyst Health Solutions, Inc. †	39,999
232	Celera Corp. †	1,564
859	Celldex Therapeutics, Inc. †	3,436
1,784	Cepheid, Inc. †	33,379
1,121	Cerus Corp. †	4,305
1,115	Chelsea Therapeutics International, Ltd. †	5,709
687	Chemed Corp.	39,138
197	Chindex International, Inc. †	2,977
1,637	Clarient, Inc. †	5,533
322	Clinical Data, Inc. †	5,432
183	Codexis, Inc. †	1,757
294	Computer Programs & Systems, Inc.	12,516
934	Conceptus, Inc. †	12,842
831	Continucare Corp. †	3,490
741	Corcept Therapeutics, Inc. †	2,882
211	Corvel Corp. †	8,957
176	CryoLife, Inc. †	1,068
1,758	Cubist Pharmaceuticals, Inc. †	41,120
377	Cumberland Pharmaceuticals, Inc. †	2,190
2,142	Curis, Inc. †	2,935
27	Cutera, Inc. †	219
838	Cyberonics, Inc. †	22,358
261	Cypress Bioscience, Inc. †	1,005
1,462	Cytokinetics, Inc. †	3,860
1,236	Cytori Therapeutics, Inc. †	6,044
1,012	Delcath Systems, Inc. †	7,307
1,718	Depomed, Inc. †	7,697
1,711	DexCom, Inc. †	22,619
532	Dionex Corp. †	45,986
2,772	Durect Corp. †	7,041
3,045	Dyax Corp. †	7,217
2,057	Dynavax Technologies Corp. †	3,764
555	Emergent Biosolutions, Inc. †	9,579
599	Emeritus Corp. †	10,219
1,469	Endologix, Inc. †	6,699
374	Ensign Group, Inc. (The)	6,713
809	Enzo Biochem, Inc. †	3,074
1,063	Enzon Pharmaceuticals, Inc. †	11,959
1,424	eResearchTechnology, Inc. †	10,652
522	Eurand NV †	5,136
1,015	Exact Sciences Corp. †	7,349
178	Exactech, Inc. †	2,905
1,979	Exelixis, Inc. †	7,758
227	Furiex Pharmaceuticals, Inc. †	2,561
479	Genomic Health, Inc. †	6,399

Wilshire Variable Insurance Trust Small Cap Growth Fund Schedule of Investments	September 30, 2010 (Unaudited)

Shares		Value

Health Care (continued)
574	Genoptix, Inc. †	$8,151
288	Gentiva Health Services, Inc. †	6,293
2,852	Geron Corp. †	15,772
761	Haemonetics Corp. †	44,541
2,137	Halozyme Therapeutics, Inc. †	16,476
386	Hanger Orthopedic Group, Inc. †	5,612
1,284	Hansen Medical, Inc. †	1,836
784	Health Grades, Inc. †	6,421
2,685	Healthsouth Corp. †	51,552
276	HeartWare International, Inc. †	18,978
260	Hi-Tech Pharmacal Co., Inc. †	5,262
3,390	HMS Holdings Corp. †	199,807
124	ICU Medical, Inc. †	4,624
920	Idenix Pharmaceuticals, Inc. †	2,852
2,113	Immucor, Inc. †	41,901
2,026	Immunogen, Inc. †	12,703
2,197	Immunomedics, Inc. †	7,074
1,710	Impax Laboratories, Inc. †	33,790
2,633	Incyte Corp., Ltd. †	42,102
254	Infinity Pharmaceuticals, Inc. †	1,400
1,415	Inhibitex, Inc. †	2,547
1,458	Inovio Pharmaceuticals, Inc. †	1,822
1,796	Inspire Pharmaceuticals, Inc. †	10,686
1,130	Insulet Corp. †	15,978
610	Integra LifeSciences Holdings Corp. †	24,071
1,388	InterMune, Inc. †	18,905
101	Invacare Corp.	2,677
9,691	IPC The Hospitalist Co., Inc. †	264,758
490	IRIS International, Inc. †	4,704
532	Ironwood Pharmaceuticals, Inc., Class A †	5,416
2,832	Isis Pharmaceuticals, Inc. †	23,789
408	Jazz Pharmaceuticals, Inc. †	4,378
28	Kendle International, Inc. †	261
215	Kensey Nash Corp. †	6,211
1,450	Keryx Biopharmaceuticals, Inc. †	6,974
276	Landauer, Inc.	17,286
103	Lannett Co., Inc. †	472
563	LCA-Vision, Inc. †	3,136
2,106	Lexicon Pharmaceuticals, Inc. †	3,370
469	LHC Group, Inc. †	10,876
3,832	Ligand Pharmaceuticals, Inc., Class B †	6,055
1,139	Luminex Corp. †	18,224
748	MAKO Surgical Corp. †	7,166
1,792	MannKind Corp. †	12,114
412	MAP Pharmaceuticals, Inc. †	6,304
1,561	Masimo Corp.	42,631
156	Maxygen, Inc. †	903
1,294	MedAssets, Inc. †	27,226
917	Medicines Co. (The) †	13,021
543	Medidata Solutions, Inc. †	10,426
977	Medivation, Inc. †	12,701
330	MedQuist, Inc. †	2,884
600	MELA Sciences, Inc. †	3,912
1,542	Merge Healthcare, Inc. †	4,472
1,225	Meridian Bioscience, Inc.	26,803
782	Merit Medical Systems, Inc. †	12,426
757	Metabolix, Inc. †	9,523
1,187	Metropolitan Health Networks, Inc. †	4,511
2,406	Micromet, Inc. †	16,168
217	Molina Healthcare, Inc. †	5,857
1,205	Momenta Pharmaceuticals, Inc. †	18,135
367	MWI Veterinary Supply, Inc. †	21,183
1,343	Nabi Biopharmaceuticals †	6,446
521	Nanosphere, Inc. †	2,621
57	National Research Corp.	1,487

Shares		Value

Health Care (continued)
847	Natus Medical, Inc. †	$12,341
9,818	Nektar Therapeutics †	145,012
4,083	Neogen Corp. †	138,210
761	Neostem, Inc. †	1,545
1,216	Neuralstem, Inc. †	3,064
1,468	Neurocrine Biosciences, Inc. †	8,896
326	NeurogesX, Inc. †	2,253
2,553	Novavax, Inc. †	5,591
1,768	NPS Pharmaceuticals, Inc. †	12,093
1,168	NuVasive, Inc. †	41,044
687	NxStage Medical, Inc. †	13,122
488	Nymox Pharmaceutical Corp. †	1,742
511	Obagi Medical Products, Inc. †	5,365
551	Omeros Corp. †	4,017
921	Omnicell, Inc. †	12,047
5,009	Onyx Pharmaceuticals, Inc. †	132,137
2,607	Opko Health, Inc. † (a)	5,840
997	Optimer Pharmaceuticals, Inc. †	9,142
1,436	OraSure Technologies, Inc. †	5,816
872	Orexigen Therapeutics, Inc. †	5,171
7,835	Orthofix International NV †	246,176
2,225	Orthovita, Inc. †	5,051
570	Osiris Therapeutics, Inc. †	4,150
1,504	Owens & Minor, Inc.	42,804
1,157	Pain Therapeutics, Inc. †	7,150
328	Palomar Medical Technologies, Inc. †	3,388
1,756	Parexel International Corp. †	40,616
214	PDI, Inc. †	1,870
4,071	PDL BioPharma, Inc.	21,413
1,470	Peregrine Pharmaceuticals, Inc. †	2,131
1,073	Pharmacyclics, Inc. †	8,648
871	Pharmasset, Inc. †	25,694
446	PharMerica Corp. †	4,250
890	Pozen, Inc. †	6,301
664	Progenics Pharmaceuticals, Inc. †	3,353
144	Prospect Medical Holdings, Inc. †	1,224
359	Providence Service Corp. (The) †	5,884
1,736	PSS World Medical, Inc. †	37,116
1,230	Psychiatric Solutions, Inc. †	41,266
1,014	Pure Bioscience †	2,342
592	Quality Systems, Inc.	39,255
1,670	Questcor Pharmaceuticals, Inc. †	16,566
669	Quidel Corp. †	7,352
192	RehabCare Group, Inc. †	3,882
1,639	Rigel Pharmaceuticals, Inc. †	13,784
341	Rochester Medical Corp. †	3,720
135	RTI Biologics, Inc. †	355
547	Rural/Metro Corp. †	4,655
1,714	Salix Pharmaceuticals, Ltd. †	68,080
1,374	Sangamo Biosciences, Inc. †	4,713
1,739	Santarus, Inc. †	5,234
2,019	Savient Pharmaceuticals, Inc. †	46,174
1,191	Sciclone Pharmaceuticals, Inc. †	3,144
2,509	Seattle Genetics, Inc. †	38,965
2,017	Sequenom, Inc. †	14,139
882	SIGA Technologies, Inc. †	7,462
969	Sirona Dental Systems, Inc. †	34,923
544	Solta Medical, Inc. †	1,088
816	Somaxon Pharmaceuticals, Inc. †	3,174
467	SonoSite, Inc. †	15,649
1,070	Spectranetics Corp. †	5,799
1,425	Spectrum Pharmaceuticals, Inc. †	5,942
992	Staar Surgical Co. †	5,367
3,488	StemCells, Inc. †	2,895
863	Stereotaxis, Inc. †	3,573

Wilshire Variable Insurance Trust Small Cap Growth Fund Schedule of Investments	September 30, 2010 (Unaudited)

Shares		Value

Health Care (continued)
1,703	STERIS Corp.	$56,574
30	Sucampo Pharmaceuticals, Inc., Class A †	113
1,588	Sunrise Senior Living, Inc. †	5,447
228	SuperGen, Inc. †	477
326	SurModics, Inc. †	3,886
3,678	SXC Health Solutions Corp. †	134,137
250	Syneron Medical, Ltd. †	2,480
393	Synovis Life Technologies, Inc. †	5,875
677	Synta Pharmaceuticals Corp. †	2,701
667	Targacept, Inc. †	14,901
454	Team Health Holdings, Inc. †	5,861
1,877	Theravance, Inc. †	37,728
9,150	Thoratec Corp. †	338,367
720	TomoTherapy, Inc. †	2,534
213	Transcend Services, Inc. †	3,248
126	Transcept Pharmaceuticals, Inc. †	878
286	U.S. Physical Therapy, Inc. †	4,782
1,363	Unilife Corp. †	8,219
907	Vanda Pharmaceuticals, Inc. †	6,059
551	Vascular Solutions, Inc. †	6,325
1,608	Vical, Inc. †	3,586
337	Vital Images, Inc. †	4,458
2,436	Vivus, Inc. †	16,297
1,482	Volcano Corp. †	38,502
1,002	West Pharmaceutical Services, Inc.	34,379
794	Wright Medical Group, Inc. †	11,442
821	XenoPort, Inc. †	5,837
64	Young Innovations, Inc.	1,831
1,917	Zalicus, Inc. †	2,492
1,393	ZIOPHARM Oncology, Inc. †	5,224
10,975	Zoll Medical Corp. †	354,163
1,579	Zymogenetics, Inc. †	15,395
		5,608,236
Industrials — 16.6%
545	3D Systems Corp. †	8,562
1,937	51job, Inc. ADR †	72,579
2,027	A123 Systems, Inc. †	18,182
371	AAON, Inc.	8,726
421	ABM Industries, Inc.	9,089
1,010	Acacia Research-Acacia Technologies †	17,776
2,111	Actuant Corp., Class A	48,469
1,283	Acuity Brands, Inc.	56,760
653	Administaff, Inc.	17,585
1,183	Advanced Battery Technologies, Inc. †	4,247
4,974	Advisory Board Co. (The) †	219,602
496	Aerovironment, Inc. †	11,036
1,942	Alaska Air Group, Inc. †	99,100
151	Albany International Corp., Class A	2,857
458	Allegiant Travel Co., Class A	19,383
761	Altra Holdings, Inc. †	11,210
282	American Reprographics Co. †	2,214
270	American Science & Engineering, Inc.	19,886
1,347	American Superconductor Corp. †	41,892
37	Ampco-Pittsburgh Corp.	918
703	AO Smith Corp.	40,697
840	APAC Customer Services, Inc. †	4,754
2,253	Applied Energetics, Inc. †	2,523
1,322	Applied Industrial Technologies, Inc.	40,453
219	Applied Signal Technology, Inc.	5,449
60	Argan, Inc. †	561
2,871	ArvinMeritor, Inc. †	44,615
261	Astronics Corp. †	4,555
265	ATC Technology Corp. †	6,556
2,997	Avis Budget Group, Inc. †	34,915

Shares		Value

Industrials (continued)
2,725	AZZ, Inc.	$116,739
446	Badger Meter, Inc.	18,054
6,022	Baldor Electric Co.	243,289
1,377	Barnes Group, Inc.	24,221
159	Barrett Business Services, Inc.	2,415
1,354	Beacon Roofing Supply, Inc. †	19,728
1,463	Belden, Inc.	38,594
1,368	Blount International, Inc. †	17,415
349	BlueLinx Holdings, Inc. †	1,393
844	Bowne & Co., Inc.	9,563
870	Briggs & Stratton Corp.	16,539
1,282	Brink's Co. (The)	29,486
1,068	Broadwind Energy, Inc. †	1,997
364	Builders FirstSource, Inc. †	830
112	CAI International, Inc. †	1,699
6,798	Capstone Turbine Corp. †	5,249
726	Casella Waste Systems, Inc., Class A †	3,049
814	CBIZ, Inc. †	4,827
47	CDI Corp.	607
389	Celadon Group, Inc. †	5,372
1,620	Cenveo, Inc. †	8,149
1,455	CLARCOR, Inc.	56,207
674	Clean Harbors, Inc. †	45,664
231	Coleman Cable, Inc. †	1,384
694	Colfax Corp. †	10,320
261	Consolidated Graphics, Inc. †	10,818
1,030	Corporate Executive Board Co. (The)	32,507
620	CoStar Group, Inc. †	30,200
90	CRA International, Inc. †	1,625
245	Cubic Corp.	9,996
1,405	Deluxe Corp.	26,878
805	DigitalGlobe, Inc. †	24,472
475	Dolan Co. (The) †	5,401
875	Dollar Thrifty Automotive Group, Inc. †	43,872
238	DXP Enterprises, Inc. †	4,517
138	Dynamex, Inc. †	2,104
193	Dynamic Materials Corp.	2,916
1,601	Ener1, Inc. †	5,892
1,142	Energy Recovery, Inc. †	4,100
3,779	EnerNOC, Inc. †	118,698
389	EnerSys †	9,713
157	Ennis, Inc.	2,809
244	EnPro Industries, Inc. †	7,632
5,797	ESCO Technologies, Inc.	192,808
396	Exponent, Inc. †	13,302
1,081	Flow International Corp. †	2,843
840	Forward Air Corp.	21,840
336	Franklin Covey Co. †	2,671
688	Franklin Electric Co., Inc.	22,814
1,791	FuelCell Energy, Inc. †	2,203
809	Furmanite Corp. †	3,948
321	GenCorp, Inc. †	1,579
209	Generac Holdings, Inc. †	2,851
1,158	Genessee & Wyoming, Inc., Class A †	50,246
1,048	Geo Group, Inc. (The) †	24,471
4,491	GeoEye, Inc. †	181,796
60	Global Defense Technology & Systems, Inc. †	822
365	Gorman-Rupp Co. (The)	10,059
136	GP Strategies Corp. †	1,236
13,566	GrafTech International, Ltd. †	212,037
298	Graham Corp.	4,625
685	Great Lakes Dredge & Dock Corp.	3,980
550	Hawaiian Holdings, Inc. †	3,294
146	Hawk Corp., Class A †	6,318

Wilshire Variable Insurance Trust Small Cap Growth Fund Schedule of Investments	September 30, 2010 (Unaudited)

Shares		Value

Industrials (continued)
1,319	Healthcare Services Group, Inc.	$30,060
1,482	Heartland Express, Inc.	22,037
7,460	HEICO Corp.	340,475
47	Heidrick & Struggles International, Inc.	916
1,700	Herman Miller, Inc.	33,456
2,491	Hexcel Corp. †	44,315
12,053	Higher One Holdings, Inc. †	198,754
234	Hill International, Inc. †	1,048
1,332	HNI Corp.	38,308
521	Houston Wire & Cable Co.	5,226
9,899	HUB Group, Inc., Class A †	289,645
918	Hudson Highland Group, Inc. †	3,158
279	Huron Consulting Group, Inc. †	6,135
189	ICF International, Inc. †	4,738
11,052	IDEX Corp.	392,457
738	II-VI, Inc. †	27,549
667	Innerworkings, Inc. †	4,382
1,080	Insituform Technologies, Inc., Class A †	26,114
1,511	Interface, Inc., Class A	21,502
88	Interline Brands, Inc. †	1,588
789	John Bean Technologies Corp.	12,711
99	Kadant, Inc. †	1,872
459	Kaman Corp.	12,030
1,043	Kaydon Corp.	36,088
94	Kelly Services, Inc., Class A †	1,103
863	Kforce, Inc. †	11,840
1,750	Knight Transportation, Inc.	33,828
1,406	Knoll, Inc.	21,807
93	Korn/Ferry International †	1,538
334	LaBarge, Inc. †	4,172
398	Lindsay Corp.	17,241
133	Marten Transport, Ltd.	3,083
286	McGrath Rentcorp	6,850
69	Met-Pro Corp.	696
61	Michael Baker Corp. †	2,010
498	Middleby Corp. †	31,568
607	Mine Safety Appliances Co.	16,450
424	Mistras Group, Inc. †	4,910
147	Mueller Industries, Inc.	3,894
4,032	Mueller Water Products, Inc., Class A	12,177
51	Multi-Color Corp.	785
154	MYR Group, Inc. †	2,524
149	NACCO Industries, Inc., Class A	13,021
522	Navigant Consulting, Inc. †	6,071
518	NCI Building Systems, Inc. †	4,936
1,035	Nordson Corp.	76,269
1,189	Old Dominion Freight Line, Inc. †	30,224
94	Omega Flex, Inc.	1,342
131	On Assignment, Inc. †	688
711	Orbital Sciences Corp. †	10,878
809	Orion Marine Group, Inc. †	10,040
988	Pacer International, Inc. †	5,968
226	Park-Ohio Holdings Corp. †	3,006
5	Patriot Transporation Holding, Inc. †	351
445	PMFG, Inc. †	7,587
6,025	Polypore International, Inc. †	181,714
532	PowerSecure International, Inc. †	4,926
11	Preformed Line Products Co.	383
81	Primoris Services Corp.	530
306	Quanex Building Products Corp.	5,285
486	Raven Industries, Inc.	18,414
655	RBC Bearings, Inc. †	22,257
1,390	Resources Connection, Inc.	19,126
188	Roadrunner Transportation Systems, Inc. †	2,038

Shares		Value

Industrials (continued)
1,296	Rollins, Inc.	$30,300
2,129	Satcon Technology Corp. †	8,005
332	Sauer-Danfoss, Inc. †	7,068
273	Schawk, Inc., Class A	5,040
225	School Specialty, Inc. †	2,928
215	SFN Group, Inc. †	1,292
1,096	Simpson Manufacturing Co., Inc.	28,255
441	Standard Parking Corp. †	7,541
422	Standard Register Co. (The)	1,232
68	Standex International Corp.	1,645
264	Steelcase, Inc., Class A	2,199
364	Sun Hydraulics Corp.	10,261
142	SYKES Enterprises, Inc. †	1,928
113	TAL International Group, Inc.	2,737
2,082	Taser International, Inc. †	8,078
117	Team, Inc. †	2,014
309	Teledyne Technologies, Inc. †	12,304
563	Tennant Co.	17,397
1,848	Tetra Tech, Inc. †	38,753
269	Textainer Group Holdings, Ltd.	7,193
165	Titan International, Inc.	2,239
155	Titan Machinery, Inc. †	2,526
3,906	TransDigm Group, Inc.	242,367
59	Tredegar Corp.	1,120
465	Trex Co., Inc. †	8,867
449	Trimas Corp. †	6,668
1,392	Triumph Group, Inc.	103,829
785	TrueBlue, Inc. †	10,715
487	United Stationers, Inc. †	26,059
1,033	UQM Technologies, Inc. †	2,644
516	US Ecology, Inc.	8,256
76	Viad Corp.	1,470
570	Vicor Corp.	8,328
402	Volt Information Sciences, Inc. †	2,894
67	VSE Corp.	2,363
830	Watsco, Inc.	46,214
82	Watts Water Technologies, Inc., Class A	2,792
179	Werner Enterprises, Inc.	3,668
6,623	WESCO International, Inc. †	260,218
1,805	Woodward Governor Co.	58,518
179	Xerium Technologies, Inc. †	2,359
		5,824,212
Information Technology — 32.9%
1,022	ACI Worldwide, Inc. †	22,883
7,320	Acme Packet, Inc. †	277,721
368	Actel Corp. †	5,870
1,496	Actuate Corp. †	7,704
2,031	Acxiom Corp. †	32,212
2,360	ADC Telecommunications, Inc. †	29,901
1,870	ADTRAN, Inc.	66,011
402	Advanced Analogic Technologies, Inc. †	1,411
704	Advanced Energy Industries, Inc. †	9,194
487	Advent Software, Inc. †	25,417
671	American Software, Inc., Class A	3,959
3,176	Amkor Technology, Inc. †	20,866
25,046	Anadigics, Inc. †	152,530
99	Anaren, Inc. †	1,662
542	Ancestry.com, Inc. †	12,336
402	Anixter International, Inc. †	21,704
13,815	Applied Micro Circuits Corp. †	138,150
349	Archipelago Learning, Inc. †	4,178
730	ArcSight, Inc. †	31,799
2,700	Ariba, Inc. †	51,030
733	Arris Group, Inc. †	7,161

Wilshire Variable Insurance Trust Small Cap Growth Fund Schedule of Investments	September 30, 2010 (Unaudited)

Shares		Value

Information Technology (continued)
4,800	Art Technology Group, Inc. †	$19,824
13,771	Aruba Networks, Inc. †	293,873
1,872	Aspen Technology, Inc. †	19,413
22,625	Atmel Corp. †	180,095
86	ATMI, Inc. †	1,278
384	AXT, Inc. †	2,542
171	Benchmark Electronics, Inc. †	2,804
720	BigBand Networks, Inc. †	2,045
1,344	Blackbaud, Inc.	32,310
7,604	Blackboard, Inc. †	274,048
1,246	Blue Coat Systems, Inc. †	29,979
948	Bottomline Technologies, Inc. †	14,561
2,072	Brightpoint, Inc. †	14,483
1,074	Brooks Automation, Inc. †	7,207
157	Cabot Microelectronics Corp. †	5,052
70	CACI International, Inc., Class A †	3,168
193	Calix, Inc. †	2,772
250	Cass Information Systems, Inc.	8,577
8,501	Cavium Networks, Inc. †	244,489
572	Ceva, Inc. †	8,180
462	Checkpoint Systems, Inc. †	9,402
1,962	Cirrus Logic, Inc. †	35,002
541	Cogent, Inc. †	5,756
895	Cognex Corp.	24,004
524	Coherent, Inc. †	20,965
135	Cohu, Inc.	1,700
1,293	CommVault Systems, Inc. †	33,657
696	Compellent Technologies, Inc. †	12,653
302	Computer Task Group, Inc. †	2,307
6,976	comScore, Inc. †	164,075
398	Comtech Telecommunications Corp.	10,885
757	Comverge, Inc. †	5,950
1,210	Concur Technologies, Inc. †	59,822
2,310	Conexant Systems, Inc. †	3,788
816	Constant Contact, Inc. †	17,487
179	Convio, Inc. †	1,650
72	CPI International, Inc. †	1,008
490	Cray, Inc. †	3,234
503	CSG Systems International, Inc. †	9,170
292	CTS Corp.	2,809
207	Cymer, Inc. †	7,676
298	Daktronics, Inc.	2,926
387	DDi Corp.	3,576
1,029	DealerTrack Holdings, Inc. †	17,575
556	Deltek, Inc. †	4,454
683	DemandTec, Inc. †	6,427
745	DG FastChannel, Inc. †	16,204
737	Diamond Management & Technology Consultants, Inc., Class A	9,212
7,445	Dice Holdings, Inc. †	63,134
132	Digi International, Inc. †	1,253
194	Digimarc Corp. †	4,551
149	Digital River, Inc. †	5,072
1,014	Diodes, Inc. †	17,329
439	DivX, Inc. †	4,184
523	DTS, Inc. †	19,963
803	Ebix, Inc. †	18,830
989	Echelon Corp. †	8,456
309	Echo Global Logistics, Inc. †	3,946
81	Electro Scientific Industries, Inc. †	900
76	EMS Technologies, Inc. †	1,416
22,559	Emulex Corp. †	235,516
419	Energy Conversion Devices, Inc. †	2,103
1,185	Entegris, Inc. †	5,534
46,210	Entropic Communications, Inc. †	443,616

Shares		Value

Information Technology (continued)
849	Epicor Software Corp. †	$7,386
69	EPIQ Systems, Inc.	846
7	ePlus, Inc. †	150
109	Exar Corp. †	653
454	ExlService Holdings, Inc. †	8,830
736	Extreme Networks †	2,289
164	Fabrinet †	2,594
462	FalconStor Software, Inc. †	1,414
515	FARO Technologies, Inc. †	11,232
310	FEI Co. †	6,067
11,624	Finisar Corp. †	218,415
444	Forrester Research, Inc. †	14,688
1,260	Fortinet, Inc. †	31,500
921	FSI International, Inc. †	2,450
6,315	Gartner, Inc. †	185,914
1,333	Global Cash Access Holdings, Inc. †	5,439
10,857	GSI Commerce, Inc. †	268,168
402	GSI Technology, Inc. †	2,303
1,826	GT Solar International, Inc. †	15,284
392	Guidance Software, Inc. †	2,289
630	Hackett Group, Inc. (The) †	2,602
857	Harmonic, Inc. †	5,896
1,129	Heartland Payment Systems, Inc.	17,183
809	Hittite Microwave Corp. †	38,549
181	Hughes Communications, Inc. †	4,932
1,307	Hypercom Corp. †	8,495
53	ICx Technologies, Inc. †	400
6,449	iGate Corp.	116,985
926	Immersion Corp. †	5,473
2,441	Infinera Corp. †	28,486
197	Infospace, Inc. †	1,706
325	Insight Enterprises, Inc. †	5,083
154	Integral Systems, Inc. †	1,137
2,798	Integrated Device Technology, Inc. †	16,368
658	Integrated Silicon Solution, Inc. †	5,665
429	Interactive Intelligence, Inc. †	7,550
1,325	InterDigital, Inc. †	39,233
875	Intermec, Inc. †	10,728
228	Internet Brands, Inc., Class A †	3,028
157	Internet Capital Group, Inc. †	1,732
250	Intevac, Inc. †	2,503
202	IntraLinks Holdings, Inc. †	3,416
5,810	IPG Photonics Corp. †	140,253
854	Isilon Systems, Inc. †	19,027
1,043	Ixia †	12,933
470	IXYS Corp. †	4,489
989	j2 Global Communications, Inc. †	23,528
2,564	Jack Henry & Associates, Inc.	65,382
229	JDA Software Group, Inc. †	5,807
328	Keithley Instruments, Inc.	7,055
677	Kenexa Corp. †	11,861
57	Keynote Systems, Inc.	662
563	KIT Digital, Inc. †	6,750
545	Knot, Inc. (The) †	4,976
937	Kopin Corp. †	3,326
2,059	Kulicke & Soffa Industries, Inc. †	12,745
425	KVH Industries, Inc. †	6,379
3,262	Lattice Semiconductor Corp. †	15,495
4,175	Lawson Software, Inc. †	35,362
1,093	Limelight Networks, Inc. †	6,427
1,928	Lionbridge Technologies, Inc. †	8,290
13,012	Liquidity Services, Inc. †	208,322
604	Littelfuse, Inc. †	26,395
1,379	LivePerson, Inc. †	11,584
461	Local.com Corp. †	2,038

Wilshire Variable Insurance Trust Small Cap Growth Fund Schedule of Investments	September 30, 2010 (Unaudited)

Shares		Value

Information Technology (continued)
14,698	LogMeIn, Inc. †	$528,834
584	LoopNet, Inc. †	6,915
324	Loral Space & Communications, Inc. †	16,913
4,112	LTX-Credence Corp. †	8,594
1,481	Magma Design Automation, Inc. †	5,480
681	Manhattan Associates, Inc. †	19,987
607	Mantech International Corp., Class A †	24,037
1,419	Mattson Technology, Inc. †	3,902
527	MAXIMUS, Inc.	32,453
216	MaxLinear, Inc., Class A †	2,424
764	Maxwell Technologies, Inc. †	11,162
1,310	Mentor Graphics Corp. †	13,847
87	Mercury Computer Systems, Inc. †	1,047
160	Meru Networks, Inc. †	2,758
621	Methode Electronics, Inc.	5,639
1,465	Micrel, Inc.	14,445
917	Microsemi Corp. †	15,727
272	MicroStrategy, Inc., Class A †	23,558
289	Microtune, Inc. †	838
2,556	Microvision, Inc. †	5,598
900	Mindspeed Technologies, Inc. †	6,993
1,507	MIPS Technologies, Inc., Class A †	14,663
585	MKS Instruments, Inc. †	10,518
85	ModusLink Global Solutions, Inc. †	540
2,377	MoneyGram International, Inc. †	5,800
985	Monolithic Power Systems, Inc. †	16,085
632	Monotype Imaging Holdings, Inc. †	5,783
781	MoSys, Inc. †	3,811
4,675	Move, Inc. †	10,425
462	MTS Systems Corp.	14,322
277	Multi-Fineline Electronix, Inc. †	6,091
507	Nanometrics, Inc. †	7,630
221	NCI, Inc., Class A †	4,181
14,927	Netezza Corp. †	402,283
1,004	Netgear, Inc. †	27,118
13,915	Netlogic Microsystems, Inc. †	383,776
908	Netscout Systems, Inc. †	18,623
10,933	NetSuite, Inc. †	257,691
1,045	Network Engines, Inc. †	1,526
901	Network Equipment Technologies, Inc. †	3,108
325	Newport Corp. †	3,686
1,690	NIC, Inc.	14,010
213	Novatel Wireless, Inc. †	1,678
159	NVE Corp. †	6,842
369	Occam Networks, Inc. †	2,889
1,379	Oclaro, Inc. †	22,078
1,259	Omnivision Technologies, Inc. †	29,007
283	Online Resources Corp. †	1,256
2,877	OpenTable, Inc. †	195,866
2,443	Openwave Systems, Inc. †	4,153
273	Oplink Communications, Inc. †	5,416
446	Opnet Technologies, Inc.	8,095
363	OSI Systems, Inc. †	13,184
3,496	Parametric Technology Corp. †	68,312
383	Park Electrochemical Corp.	10,088
654	PDF Solutions, Inc. †	2,420
482	Pegasystems, Inc.	14,966
467	Perficient, Inc. †	4,268
1,423	Plantronics, Inc.	48,069
1,272	Plexus Corp. †	37,333
1,119	PLX Technology, Inc. †	4,051
737	Power Integrations, Inc.	23,429
1,964	Power-One, Inc. †	17,853
796	Presstek, Inc. †	1,743
1,260	Progress Software Corp. †	41,706

Shares		Value

Information Technology (continued)
649	PROS Holdings, Inc. †	$6,023
402	QAD, Inc. †	1,672
246	QLIK Technologies, Inc. †	5,424
5,956	Quantum Corp. †	12,627
1,704	Quest Software, Inc. †	41,901
5,700	QuinStreet, Inc. †	85,671
2,917	Rackspace Hosting, Inc. †	75,784
864	Radiant Systems, Inc. †	14,774
549	Radisys Corp. †	5,172
9,266	RealD, Inc. †	171,328
260	RealPage, Inc. †	4,961
389	Renaissance Learning, Inc.	3,964
8,130	RF Micro Devices, Inc. †	49,918
129	Richardson Electronics, Ltd.	1,354
651	RightNow Technologies, Inc. †	12,825
6,738	Riverbed Technology, Inc. †	307,118
436	Rofin-Sinar Technologies, Inc. †	11,066
158	Rogers Corp. †	4,974
311	Rosetta Stone, Inc. †	6,606
5,015	Rovi Corp. †	252,806
477	Rubicon Technology, Inc. †	10,823
854	Rudolph Technologies, Inc. †	7,097
811	Saba Software, Inc. †	4,412
2,444	Sanmina-SCI Corp. †	29,524
3,057	Sapient Corp.	36,592
1,151	SAVVIS, Inc. †	24,263
403	Seachange International, Inc. †	2,986
1,867	Semtech Corp. †	37,695
1,505	ShoreTel, Inc. †	7,465
204	Sigma Designs, Inc. †	2,344
109	Silicon Graphics International Corp. †	846
1,658	Silicon Image, Inc. †	7,925
20,244	Skyworks Solutions, Inc. †	418,646
888	SMART Modular Technologies WWH, Inc. †	5,355
810	Smith Micro Software, Inc. †	8,051
1,004	SolarWinds, Inc. †	17,329
13,638	Sonic Solutions, Inc. †	155,201
4,803	Sonus Networks, Inc. †	16,955
820	Sourcefire, Inc. †	23,649
367	Spansion, Inc., Class A †	5,494
143	Spectrum Control, Inc. †	2,105
141	SPS Commerce, Inc. †	1,808
143	SRA International, Inc., Class A †	2,820
370	SRS Labs, Inc. †	3,456
354	SS&C Technologies Holdings, Inc. †	5,593
372	Stamps.com, Inc. †	4,836
194	Standard Microsystems Corp. †	4,425
1,198	STEC, Inc. †	14,915
617	Stratasys, Inc. †	17,103
1,852	SuccessFactors, Inc. †	46,504
723	Super Micro Computer, Inc. †	7,512
299	Supertex, Inc. †	6,614
1,347	support.com, Inc. †	6,169
3,633	Sycamore Networks, Inc.	117,746
1,022	Synaptics, Inc. †	28,759
565	Synchronoss Technologies, Inc. †	10,063
396	Syntel, Inc.	17,622
205	Take-Two Interactive Software, Inc. †	2,079
1,163	Taleo Corp., Class A †	33,715
1,186	Technitrol, Inc.	5,230
311	TechTarget, Inc. †	1,633
333	Tekelec †	4,316
639	TeleCommunication Systems, Inc., Class A †	2,499

Wilshire Variable Insurance Trust Small Cap Growth Fund Schedule of Investments	September 30, 2010 (Unaudited)

Shares		Value

Information Technology (continued)
239	TeleNav, Inc. †	$1,264
880	TeleTech Holdings, Inc. †	13,059
1,795	Terremark Worldwide, Inc. †	18,560
89	Tessco Technologies, Inc.	1,341
970	Tessera Technologies, Inc. †	17,945
867	THQ, Inc. †	3,485
5,033	TIBCO Software, Inc. †	89,285
311	Tier Technologies, Inc., Class B †	1,723
3,557	TiVo, Inc. †	32,226
782	TNS, Inc. †	13,255
2,631	Travelzoo, Inc. †	67,775
202	Trident Microsystems, Inc. †	345
23,609	TriQuint Semiconductor, Inc. †	226,646
530	TTM Technologies, Inc. †	5,189
936	Tyler Technologies, Inc. †	18,870
7,401	Ultimate Software Group, Inc. †	285,975
616	Ultra Clean Holdings †	5,310
602	Ultratech, Inc. †	10,294
458	Unica Corp. †	9,609
489	Unisys Corp. †	13,643
541	United Online, Inc.	3,094
904	Universal Display Corp. †	21,244
1,993	ValueClick, Inc. †	26,068
3,966	VanceInfo Technologies, Inc. ADR †	128,261
708	VASCO Data Security International, Inc. †	4,602
1,264	Veeco Instruments, Inc. †	44,076
11,560	VeriFone Systems, Inc. †	359,169
363	Viasat, Inc. †	14,923
95	Viasystems Group, Inc. †	1,444
921	VirnetX Holding Corp.	13,520
222	Virtusa Corp. †	2,151
500	Vocus, Inc. †	9,240
771	Volterra Semiconductor Corp. †	16,592
2,259	Wave Systems Corp., Class A †	5,060
1,306	Websense, Inc. †	23,169
1,169	Wright Express Corp. †	41,745
844	Xyratex, Ltd. †	12,525
1,674	Zix Corp. †	4,754
315	Zoran Corp. †	2,407
		11,517,231
Materials — 2.2%
53	A Schulman, Inc.	1,068
72	AEP Industries, Inc. †	1,701
2,253	Allied Nevada Gold Corp. †	59,705
678	AMCOL International Corp.	17,757
393	Arch Chemicals, Inc.	13,790
840	Balchem Corp.	25,922
50	Brush Engineered Materials, Inc. †	1,422
1,680	Calgon Carbon Corp. †	24,360
1,842	Capital Gold Corp. †	8,897
240	Clearwater Paper Corp. †	18,259
166	Coeur d'Alene Mines Corp. †	3,307
320	Deltic Timber Corp.	14,336
1,063	Ferro Corp. †	13,702
1,821	General Moly, Inc. †	6,665
1,962	Globe Specialty Metals, Inc.	27,546
8,085	Golden Star Resources, Ltd. †	39,940
220	Hawkins, Inc.	7,792
47	Haynes International, Inc.	1,641
100	HB Fuller Co.	1,987
155	Innophos Holdings, Inc.	5,131
2,344	Jaguar Mining, Inc. †	15,236
153	KMG Chemicals, Inc.	2,156

Shares		Value

Materials (continued)
606	Koppers Holdings, Inc.	$16,283
271	Kraton Performance Polymers, Inc. †	7,358
219	Landec Corp. †	1,360
513	LSB Industries, Inc. †	9,526
176	Metals USA Holdings Corp. †	2,284
44	Minerals Technologies, Inc.	2,593
272	Molycorp, Inc. †	7,695
207	Neenah Paper, Inc.	3,146
310	NewMarket Corp.	35,241
65	NL Industries, Inc.	590
337	Noranda Aluminum Holding Corp. †	2,770
1,452	Olin Corp.	29,272
1,334	Omnova Solutions, Inc. †	9,592
1,847	PolyOne Corp. †	22,330
231	Quaker Chemical Corp.	7,521
401	Rock-Tenn Co., Class A	19,974
1,158	Rockwood Holdings, Inc. †	36,442
115	RTI International Metals, Inc. †	3,521
581	Schweitzer-Mauduit International, Inc.	33,878
1,105	Senomyx, Inc. †	4,398
806	Silgan Holdings, Inc.	25,550
3,691	Solutia, Inc. †	59,130
409	Spartech Corp. †	3,358
229	Stepan Co.	13,536
1,256	Stillwater Mining Co. †	21,151
807	STR Holdings, Inc. †	17,383
424	Thompson Creek Metals Co., Inc. †	4,571
79	United States Lime & Minerals, Inc. †	3,054
2,500	US Gold Corp. †	12,425
454	Verso Paper Corp. †	1,307
230	Wausau Paper Corp. †	1,907
1,188	Worthington Industries, Inc.	17,856
393	WR Grace & Co. †	10,981
652	Zep, Inc.	11,371
		771,674
Telecommunication Services — 0.6%
656	AboveNet, Inc. †	34,171
1,340	Alaska Communications Systems Group, Inc.	13,601
247	Atlantic Telegraph-Network, Inc.	12,162
788	Cbeyond, Inc. †	10,110
1,711	Cincinnati Bell, Inc. †	4,569
1,347	Cogent Communications Group, Inc. †	12,756
570	Consolidated Communications Holdings, Inc.	10,642
579	Global Crossing, Ltd. †	7,446
1,687	ICO Global Communications Holdings, Ltd. †	2,750
993	Neutral Tandem, Inc. †	11,866
891	NTELOS Holdings Corp.	15,076
2,764	PAETEC Holding Corp. †	11,360
681	Shenandoah Telecommunications Co.	12,374
2,067	Syniverse Holdings, Inc. †	46,859
417	USA Mobility, Inc.	6,684
1,269	Vonage Holdings Corp. †	3,236
		215,662
Utilities — 0.0%
432	American DG Energy, Inc. †	1,287
426	Cadiz, Inc. †	4,371
63	Otter Tail Corp.	1,285
157	South Jersey Industries, Inc.	7,767
		14,710
Total Common Stock (Cost $30,839,269)		34,480,565

Wilshire Variable Insurance Trust Small Cap Growth Fund Schedule of Investments	September 30, 2010 (Unaudited)

Shares		Value

EXCHANGE-TRADED FUND — 1.1%
5,306	iShares Russell 2000 Growth Index Fund	$396,570

Total Exchange-Traded Fund (Cost $363,542)		396,570

MONEY MARKET FUNDS— 0.1%
18	PNC Institutional Money Market Trust, 0.297% (b)(c)	18
23,316	TCW Money Market Fund, 0.170% (b)	23,316

Total Money Market Funds (Cost $23,334)		23,334

WARRANT — 0.0%
15	GRH, Expires 15/09/11 †(a) (Cost $–)	—

Total Investments — 99.6%
(Cost $31,226,145)‡		34,900,469

Other Assets & Liabilities, Net — 0.4%		131,250

NET ASSETS — 100.0%		$35,031,719

†	Non-income producing security.
††	Narrow industries are used for compliance purposes, whereas broad sectors are utilized for reporting.

ADR — American Depositary Receipt

(a)	All or a portion of this security is on loan.
(b)	Rate shown is the 7-day effective yield as of September 30, 2010.
(c)
A partial position of this security was purchased with proceeds from collateral received from securities on loan. At September 30, 2010, $18 of this investment represents the collateral received for securities on loan.

‡
At September 30, 2010, the tax basis cost of the Fund's investments was $31,226,145, and the unrealized appreciation and depreciation were $5,641,070 and $(1,966,746), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Amounts designated as “—” are either $0, or have been rounded to $0.

As of September 30, 2010, all of the Fund’s investments in securities were considered Level 1.

For the period ended September 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

Wilshire Variable Insurance Trust Socially Responsible Fund Schedule of Investments	September 30, 2010 (Unaudited)

Shares		Value

COMMON STOCK — 96.2%
Consumer Discretionary — 13.0%
2,020	Amazon.com, Inc. †	$317,261
8,660	Cablevision Systems Corp., Class A	226,806
26,350	Comcast Corp. Special, Class A	476,408
12,240	Home Depot, Inc. (The)	387,763
12,200	Marcus Corp.	144,570
5,800	McDonald's Corp.	432,158
13,030	Newell Rubbermaid, Inc.	232,064
22,290	News Corp., Class B	335,687
29,560	Staples, Inc.	618,395
32,610	Target Corp.	1,742,679
14,020	Toll Brothers, Inc. †	266,661
28,810	Walt Disney Co. (The)	953,899
5,020	Yum! Brands, Inc.	231,221
		6,365,572
Consumer Staples — 11.3%
5,550	Coca-Cola Co. (The)	324,786
7,800	Costco Wholesale Corp.	503,022
6,850	CVS Caremark Corp.	215,569
6,400	Estee Lauder Cos., Inc. (The), Class A	404,672
7,030	General Mills, Inc.	256,876
6,500	HJ Heinz Co.	307,905
8,600	Kellogg Co.	434,386
6,930	Kimberly-Clark Corp.	450,796
13,860	Kraft Foods, Inc., Class A	427,720
8,400	McCormick & Co., Inc.	353,136
11,950	PepsiCo, Inc.	793,958
18,010	Procter & Gamble Co. (The)	1,080,060
		5,552,886
Energy — 8.4%
4,055	Apache Corp.	396,417
3,060	Devon Energy Corp.	198,104
2,780	Diamond Offshore Drilling, Inc.	188,401
32,550	El Paso Corp.	402,969
5,120	Halliburton Co.	169,318
9,260	McDermott International, Inc. †	136,863
6,140	National Oilwell Varco, Inc.	273,046
11,010	Newfield Exploration Co. †	632,414
10,100	Petrohawk Energy Corp. †	163,014
21,900	Petroleo Brasileiro SA ADR	794,313
2,200	Schlumberger, Ltd.	135,542
16,670	Spectra Energy Corp.	375,909
14,070	Weatherford International, Ltd. †	240,597
		4,106,907
Financials — 13.5%
5,380	American Express Co.	226,121
23,300	Annaly Capital Management, Inc.	410,080
53,870	Bank of America Corp.	706,236
6	Berkshire Hathaway, Inc., Class A †	747,000
26,800	Charles Schwab Corp. (The)	372,520
85,790	Chimera Investment Corp.	338,871
39,010	Citigroup, Inc. †	152,139
4,550	Comerica, Inc.	169,033
14,300	Forest City Enterprises, Inc., Class A †	183,469
23,330	JPMorgan Chase & Co.	888,173
5,390	MetLife, Inc.	207,246
9,270	Moody's Corp.	231,564
22,120	Travelers Cos., Inc. (The)	1,152,452
33,710	Wells Fargo & Co.	847,132
		6,632,036

Shares		Value

Health Care — 9.9%
11,080	Abbott Laboratories	$578,819
18,290	AmerisourceBergen Corp., Class A	560,771
4,950	Amgen, Inc. †	272,795
17,780	Bristol-Myers Squibb Co.	482,016
5,230	Celgene Corp. †	301,300
4,150	Edwards Lifesciences Corp. †	278,258
14,810	Johnson & Johnson	917,628
12,150	Merck & Co., Inc.	447,241
12,490	Novartis AG ADR	720,298
19,210	Pfizer, Inc.	329,836
		4,888,962
Industrials — 11.1%
7,550	3M Co.	654,660
1,845	Babcock & Wilcox Co. †	39,261
3,950	Covanta Holding Corp.	62,213
1,990	Cummins, Inc.	180,254
4,980	Eaton Corp.	410,800
9,100	Emerson Electric Co.	479,206
48,170	General Electric Co.	782,763
9,280	Honeywell International, Inc.	407,763
28,390	Masco Corp.	312,574
9,310	Norfolk Southern Corp.	554,038
5,320	Quanta Services, Inc. †	101,506
9,060	Tyco International, Ltd.	332,774
10,510	United Parcel Service, Inc., Class B	700,912
12,080	Waste Management, Inc.	431,739
		5,450,463
Information Technology — 18.4%
4,690	Apple, Inc. †	1,330,787
11,610	ASML Holding NV, NY Shares, Class G	345,165
8,950	Autodesk, Inc. †	286,132
7,540	Automatic Data Processing, Inc.	316,906
28,330	Cisco Systems, Inc. †	620,427
3,620	Citrix Systems, Inc. †	247,029
2,850	Dolby Laboratories, Inc., Class A †	161,908
6,930	eBay, Inc. †	169,092
10,700	EMC Corp. †	217,317
1,590	First Solar, Inc. †	234,287
1,680	Google, Inc., Class A †	883,327
18,580	Intel Corp.	357,294
3,820	International Business Machines Corp.	512,415
2,370	Intuit, Inc. †	103,830
9,990	Juniper Networks, Inc. †	303,196
49,170	Microsoft Corp.	1,204,173
14,910	Oracle Corp.	400,333
14,300	Texas Instruments, Inc.	388,102
9,540	VeriSign, Inc. †	302,800
8,180	Visa, Inc., Class A	607,447
1,520	Xilinx, Inc.	40,447
		9,032,414
Materials — 5.3%
4,730	Air Products & Chemicals, Inc.	391,738
4,400	BHP Billiton, Ltd. ADR	335,808
13,690	Celanese Corp., Ser A, Class A	439,449
4,000	Ecolab, Inc.	202,960
4,240	EI du Pont de Nemours & Co.	189,189
18,830	International Paper Co.	409,553
7,800	PPG Industries, Inc.	567,840
2,160	United States Steel Corp.	94,694
		2,631,231
Telecommunication Services — 3.0%
8,050	American Tower Corp., Class A †	412,643
18,740	AT&T, Inc.	535,964

Wilshire Variable Insurance Trust Socially Responsible Fund Schedule of Investments	September 30, 2010 (Unaudited)

Shares		Value

Telecommunication Services (continued)
15,940	Verizon Communications, Inc.	$519,485
		1,468,092
Utilities — 2.3%
12,700	NextEra Energy, Inc.	690,753
12,500	NRG Energy, Inc. †	260,250
3,220	Sempra Energy	173,236
		1,124,239
Total Common Stock (Cost $37,990,347)		47,252,802

Total Investments — 96.2%
(Cost $37,990,347)‡		47,252,802

Other Assets & Liabilities, Net — 3.8%		1,848,246

NET ASSETS — 100.0%		$49,101,048

† Non-income producing security.
ADR — American Depositary Receipt
NY — New York
Ser — Series

‡
At September 30, 2010, the tax basis cost of the Fund's investments was $37,990,347, and the unrealized appreciation and depreciation were $10,069,979 and $(807,524), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

As of September 30, 2010, all of the Fund’s investments in securities were considered Level 1.

For the period ended September 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

WIL-QH-002-0400

Wilshire Variable Insurance Trust Schedules of Investments September 30, 2010 (Unaudited)

	2015 ETF Fund
Shares		Value

EXCHANGE-TRADED FUNDS — 99.0%
65,320	iShares Barclays TIPS Bond Fund	$7,121,840
55,410	iShares MSCI EAFE Index Fund	3,043,117
2,840	SPDR Barclays Capital High Yield Bond ETF	113,629
30,020	SPDR Barclays Capital International Treasury Bond ETF	1,799,999
9,870	SPDR Dow Jones International Real Estate ETF	379,896
14,940	Vanguard Emerging Markets ETF	678,276
1,060	Vanguard Growth ETF	58,274
128,340	Vanguard Large-Cap ETF	6,683,947
13,490	Vanguard REIT ETF	702,559
9,785	Vanguard Small-Cap Growth ETF	653,540
21,200	Vanguard Small-Cap Value ETF	1,265,640
8,850	Vanguard Total Bond Market ETF	731,541

Total Exchange-Traded Funds — 99.0%
(Cost $20,939,905)	23,232,258

Total Investments — 99.0%
(Cost $20,939,905) †	23,232,258

Other Assets & Liabilities, Net — 1.0%	224,035

NET ASSETS — 100.0%	$23,456,293

EAFE	-	Europe, Australasia, Far East
ETF	-	Exchange Traded Fund
MSCI	-	Morgan Stanley Capital International
REIT	-	Real Estate Investment Trust
SPDR	-	Standard & Poor's Depository Receipts
TIPS	-	Treasury Inflation Protected Security

†
At September 30, 2010, the tax basis cost of the Fund's investments was $20,940,282, and the unrealized appreciation and depreciation were $2,306,066 and $(14,090), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

As of September 30, 2010, each of the Fund's investments were considered Level 1.

For the period ended September 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

Wilshire Variable Insurance Trust Schedules of Investments September 30, 2010 (Unaudited)

	2025 ETF Fund
Shares		Value

EXCHANGE-TRADED FUNDS — 97.6%
41,440	iShares Barclays TIPS Bond Fund	$4,518,203
63,310	iShares MSCI EAFE Index Fund	3,476,985
3,880	SPDR Barclays Capital High Yield Bond ETF	155,239
22,765	SPDR Barclays Capital International Treasury Bond ETF	1,364,989
4,485	SPDR Dow Jones International Real Estate ETF	172,628
14,830	Vanguard Emerging Markets ETF	673,282
1,940	Vanguard Growth ETF	106,652
129,970	Vanguard Large-Cap ETF	6,768,838
12,265	Vanguard REIT ETF	638,761
10,537	Vanguard Small-Cap Growth ETF	703,766
19,360	Vanguard Small-Cap Value ETF	1,155,792
17,380	Vanguard Total Bond Market ETF	1,436,631

Total Exchange-Traded Funds — 97.6%
(Cost $19,246,319)	21,171,766

Total Investments — 97.6%
(Cost $19,246,319) †	21,171,766

Other Assets & Liabilities, Net — 2.4%	518,673

NET ASSETS — 100.0%	$21,690,439

EAFE	-	Europe, Australasia, Far East
ETF	-	Exchange Traded Fund
MSCI	-	Morgan Stanley Capital International
REIT	-	Real Estate Investment Trust
SPDR	-	Standard & Poor's Depository Receipts
TIPS	-	Treasury Inflation Protected Security

†
At September 30, 2010, the tax basis cost of the Fund's investments was $19, 249,379, and the unrealized appreciation and depreciation were $1,944,624 and $(22,237), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

As of September 30, 2010, each of the Fund's investments were considered Level 1.

For the period ended September 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

Wilshire Variable Insurance Trust Schedules of Investments September 30, 2010 (Unaudited)

	2035 ETF Fund
Shares		Value

EXCHANGE TRADED FUNDS — 97.3%
19,880	iShares Barclays TIPS Bond Fund	$2,167,516
79,636	iShares MSCI EAFE Index Fund	4,373,609
19,910	SPDR Barclays Capital International Treasury Bond ETF	1,193,804
2,970	SPDR Dow Jones International Real Estate ETF	114,315
18,420	Vanguard Emerging Markets ETF	836,268
1,930	Vanguard Growth ETF	106,102
155,110	Vanguard Large-Cap ETF	8,078,129
8,125	Vanguard REIT ETF	423,150
12,890	Vanguard Small-Cap Growth ETF	860,923
20,120	Vanguard Small-Cap Value ETF	1,201,164
20,985	Vanguard Total Bond Market ETF	1,734,620

Total Exchange Traded Funds — 97.3%
(Cost $19,159,189)	21,089,600

Total Investments — 97.3%
(Cost $19,159,189) †	21,089,600

Other Assets & Liabilities, Net — 2.7%	575,438

NET ASSETS — 100.0%	$21,665,038

EAFE	-	Europe, Australasia, Far East
ETF	-	Exchange Traded Fund
MSCI	-	Morgan Stanley Capital International
REIT	-	Real Estate Investment Trust
SPDR	-	Standard & Poor's Depository Receipts
TIPS	-	Treasury Inflation Protected Security

†
At September 30, 2010, the tax basis cost of the Fund's investments was $19,159,189, and the unrealized appreciation and depreciation were $1,959,759 and $(29,348), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

As of September 30, 2010, each of the Fund's investments were considered Level 1.

For the period ended September 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

WIL-QH-003-0400

Item 2.	Controls and Procedures

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 .

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Variable Insurance Trust

By (Signature and Title)	/s/ Lawrence E. Davanzo
Lawrence E. Davanzo, President (principal executive officer)

Date: November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Lawrence E. Davanzo
Lawrence E. Davanzo, President (principal executive officer)

Date: November 23, 2010

By (Signature and Title)	/s/ Michael Wauters
Michael Wauters, Treasurer (principal financial officer)

Date: November 23, 2010